JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way

Lansing, Michigan 48951

February 13, 2026

Dear Contract Owner:

Enclosed is a notice of a Special Meeting of Shareholders of the following funds, each a series of JNL Series Trust (the “Trust”):

●	JNL/AB Sustainable Global Thematic Fund (the “AB Fund”), and

●	JNL/Invesco Global Growth Fund (the “Invesco Fund” and, together with the AB Fund, the “Acquired Funds”).

The Special Meeting of Shareholders of each of the Acquired Funds is scheduled to be held at the offices of Jackson National Life Insurance Company (“Jackson National”) , 1 Corporate Way, Lansing, Michigan 48951, on March 25, 2026, at 9:30 a.m., Eastern Time (the “Meeting”). At the Meeting, the shareholders of each of the Acquired Funds will be asked to approve a proposal with respect to that Fund. The proposals are described below.

The Trust’s Board of Trustees (the “Board”) called the Meeting to request shareholder approval of the reorganization of each of the Acquired Funds into the JNL/Loomis Sayles Global Growth Fund (the “Loomis Fund” or the “Acquiring Fund”), also a series of the Trust (each, a “Reorganization” and collectively, the “Reorganizations”). The Acquired Funds and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”

Each Acquired Fund and the Acquiring Fund are managed by Jackson National Asset Management, LLC (“JNAM”), and each is sub-advised by an investment sub-adviser. If the Reorganizations are approved and implemented, each person that invests indirectly in an Acquired Fund will automatically become an investor indirectly in the Acquiring Fund.

The Board considered that the AB Fund was launched on April 25, 2022 and that the Invesco Fund was launched on April 25, 2001. The Board considered JNAM’s statement that the AB Fund’s disappointing performance relative to its peer group and benchmark for most periods since inception, as well as its failure to attract assets, are the primary drivers behind its recommendation to merge the AB Fund into the Acquiring Fund. The Board also considered JNAM’s statement that JNAM’s lack of conviction in the Invesco Fund’s portfolio management team, which underwent changes in 2019 that JNAM believes contributed to the Invesco Fund underperforming both its benchmark and peer group over the trailing five-year period ended September 30, 2025, is the primary driver behind its recommendation to merge the Invesco Fund into the Acquiring Fund. The Board considered the recommendation of JNAM to merge the Acquired Funds into the Acquiring Fund given the Acquiring Fund’s similar risk profile, as evidenced by its standard deviation, with higher returns over most reported periods, and better long-term risk-adjusted performance results, as compared to both Acquired Funds.

After considering JNAM’s recommendation, the Board concluded that: (i) the Reorganizations will benefit the shareholders of the Acquired Funds; (ii) the Reorganizations are in the best interests of the Acquired Funds; and (iii) the interests of the shareholders of the Acquired Funds will not be diluted as a result of the Reorganizations. No one factor was determinative, and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to the Reorganizations to be adverse. The Board, after careful consideration, approved the Reorganizations.

Pending shareholder approval, effective as of the close of business on April 24, 2026, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plans of Reorganization (the “Closing Date”), you will invest indirectly in shares of the Acquiring Fund in an amount equal to the dollar value of your interest in the Acquired Funds on the Closing Date. As of the date hereof, it is not expected that the Closing Date will be postponed. If the Closing Date is postponed to allow for additional time to solicit shareholder votes, shareholders will remain shareholders of their respective Fund(s). No sales charge, redemption fees, or other transaction fees will be imposed in the Reorganizations. There will, however, be transaction costs associated with the Reorganizations, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs. As described below, each Acquired Fund will bear the transaction expenses associated with the Reorganizations.

For the Reorganization of the AB Fund into the Acquiring Fund, the AB Fund will bear the transaction expenses due to the portfolio repositioning based on its relative net asset value at the time of the Reorganization. Such costs are estimated to be $9,536 (0.04% of net assets).

For the Reorganization of the Invesco Fund into the Acquiring Fund, the Invesco Fund will bear the transaction expenses due to the portfolio repositioning based on its relative net asset value at the time of the Reorganization. Such costs are estimated to be $3,103,511 (0.23% of net assets).

There is no tax impact to contract owners as a result of portfolio repositioning. Additionally, the repositioning is not expected to have a material impact on the performance of the Acquired Funds prior to the Reorganizations. Following the Reorganizations, each Acquired Fund will cease to exist and the Acquired Funds’ performance will not be reflected in the performance of the Acquiring Fund. The Reorganizations will not cause any fees or charges under your contract to be greater after the Reorganizations than before the Reorganizations, and the Reorganizations will not alter your rights under your contract or the obligations of the insurance company that issued the contract. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor.

You may wish to take actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (the “Divisions”) of the separate account issued by Jackson National or Jackson National Life Insurance Company of New York (“Jackson National NY”) . You may execute certain changes prior to the Reorganizations, in addition to participating in the Reorganizations with regard to the Acquiring Fund, such as allocating your premium payments to other Divisions.

All actions with regard to the Acquired Funds need to be completed by the Closing Date. In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to an Acquired Fund Division will be allocated to the Acquiring Fund Division. The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep, and Rebalancing Programs (together, the “Programs”). In addition to the Acquiring Fund Division, there are other Divisions investing in mutual funds that seek to provide long-term growth of capital. If you want to transfer all or a portion of your Contract value out of an Acquired Fund Division prior to the Reorganizations, you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, if you want to transfer all or a portion of your Contract value out of the Acquiring Fund Division after the Reorganizations, you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. You will be provided with an additional notification of this free-transfer policy on or about April 27, 2026.

If you want to change your allocation instructions as to your future premium payments or the Programs or if you require summary descriptions of the other underlying funds and Divisions available under your contract or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson National variable annuity policies:

Annuity Customer Care
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

For Jackson National NY variable annuity policies:

Jackson National NY Customer Care
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-599-5651
www.jackson.com

For Jackson National NY variable universal life policies:

Jackson National NY® Customer Care
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-599-5651
www.jackson.com

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Jackson National or Jackson National NY (each, an “Insurance Company” and, together, the “Insurance Companies”) is the record owner of all of the shares of beneficial interest in the Acquired Funds held by its Division of a separate account or accounts. An owner of a variable life insurance policy or variable annuity contract or certificate that participates in an Acquired Fund through the Divisions of separate accounts established by the Insurance Companies is entitled to instruct the applicable Insurance Company how to vote an Acquired Fund shares related to the ownership interest in those accounts as of the close of business on January 31, 2026. The attached Notice of Special Meeting of Shareholders and Combined Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting. Because it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your right to vote your shares by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even if you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. Please respond promptly in order to save additional costs of proxy solicitation and to make sure you are represented.

Very truly yours,

/s/ Mark D. Nerud

Mark D. Nerud
Trustee, President, and Chief Executive Officer
JNL Series Trust

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JNL SERIES TRUST

JNL/AB Sustainable Global Thematic Fund

JNL/Invesco Global Growth Fund

1 Corporate Way

Lansing, Michigan 48951

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 25, 2026

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the following funds, each a series of JNL Series Trust (the “Trust”), will be held on March 25, 2026 at 9:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”):

●	JNL/AB Sustainable Global Thematic Fund (the “AB Fund”), and

●	JNL/Invesco Global Growth Fund (the “Invesco Fund” and, together with the AB Fund, the “Acquired Funds”).

The Meeting will be held to act on the following proposals:

1.	To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the AB Fund into the JNL/Loomis Sayles Global Growth Fund (the “Loomis Fund”), also a series of the Trust.

2.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Invesco Fund into the Loomis Fund.

3.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please note that owners of variable life insurance policies or variable annuity contracts or certificates (the “Contract Owners”) issued by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) who have invested in shares of the Acquired Funds through the investment divisions of a separate account or accounts of an Insurance Company (“Separate Account”) will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Combined Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote, and the Contract Owners entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on January 31, 2026. If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT.

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY.

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Acquired Funds in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 16-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The Board recommends that you vote or provide voting instructions to vote FOR the proposals.

By order of the Board,

/s/ Mark D. Nerud

Mark D. Nerud
Trustee, President, and Chief Executive Officer

February 13, 2026

Lansing, Michigan

JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

CONTRACT OWNER VOTING INSTRUCTIONS

REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

JNL/AB SUSTAINABLE GLOBAL THEMATIC FUND

AND

JNL/INVESCO GLOBAL GROWTH FUND

EACH A SERIES OF THE JNL SERIES TRUST

TO BE HELD ON MARCH 25, 2026

DATED: FEBRUARY 13, 2026

GENERAL

These Contract Owner voting instructions are being furnished by Jackson National Life Insurance Company (“Jackson National”), or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and, together, the “Insurance Companies”), to owners of their variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) who, as of January 31, 2026 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of their separate accounts (the “Separate Accounts”) that are invested in shares of one or more of the following Funds, each a series of JNL Series Trust (the “Trust”):

●	JNL/AB Sustainable Global Thematic Fund (the “AB Fund”), and

●	JNL/Invesco Global Growth Fund (the “Invesco Fund” and, together with the AB Fund, the “Acquired Funds”).

The Trust is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company is required to offer Contract Owners the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Funds (the “Shares”) held by its Separate Accounts, as to how it should vote on each reorganization proposal (each a “Proposal” and collectively, the “Proposals”) to be considered at the Special Meeting of Shareholders of the Acquired Funds referred to in the preceding Notice and at any adjournments (the “Meeting”). The enclosed Combined Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganizations involving the Acquired Funds and another series of the Trust that a Contract Owner should know before completing the enclosed voting instruction card.

These Contract Owner Voting Instructions and the accompanying voting instruction card are being mailed to Contract Owners on or about February 19, 2026.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contract Owners are asked to promptly complete their voting instructions on the enclosed voting instruction card(s) and sign, date, and mail the voting instruction card(s) in the accompanying postage-paid envelope. Contract Owners also may provide voting instructions by phone at 1-800-690-6903 or by Internet at our website at www.proxyvote.com.

If a voting instruction card is not marked to indicate voting instructions but is signed, dated, and returned, it will be treated as an instruction to vote the Shares in favor of the Proposals.

The number of Shares held in the investment division of a Separate Account corresponding to an Acquired Fund for which a Contract Owner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of such Acquired Fund. At any time prior to an Insurance Company’s voting at the Meeting, a Contract Owner may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

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HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions. Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposals. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from a Contract Owner, or that are attributable to amounts retained by an Insurance Company or its affiliate as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the Proposals, or as an abstention, in the same proportion as the Shares for which Contract Owners (other than the Insurance Company) have provided voting instructions to the Insurance Company. Similarly, the Insurance Companies and their affiliates will vote their own shares and will vote shares that are held by the Fund of Funds whose shares are held by a Separate Account in the same proportion as voting instructions timely given by Contract Owners. As a result of proportionate voting, a small number of Contract Owners could determine the outcome of the Proposals. Please see “Additional Information about the Funds – Tax Status” below.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the Proposals, to be acted on at the Meeting. If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of Jackson National or its affiliates as well as officers and agents of the Trust. The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, personal interview, the Internet, or other permissible means.

The Meeting may be adjourned whether or not a quorum is present, by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date, and mail the voting instruction card in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at 1-800-690-6903 or by Internet at our website at www.proxyvote.com.

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PROXY STATEMENT

for each of

JNL/AB Sustainable Global Thematic Fund, a series of JNL Series Trust

JNL/Invesco Global Growth Fund, a series of JNL Series Trust

and

PROSPECTUS

for

JNL/Loomis Sayles Global Growth Fund, a series of JNL Series Trust

Dated

February 13, 2026

1 Corporate Way

Lansing, Michigan 48951

(517) 381-5500

This Combined Proxy Statement and Prospectus (the “Combined Proxy Statement/Prospectus”) is being furnished to owners of variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of January 31, 2026, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in one or more of the following Funds, each a series of the JNL Series Trust (the “Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”):

●	JNL/AB Sustainable Global Thematic Fund (the “AB Fund”), and

●	JNL/Invesco Global Growth Fund (the “Invesco Fund” and, together with the AB Fund, the “Acquired Funds”).

The purpose of this Combined Proxy Statement/Prospectus is for shareholders of each of the Acquired Funds to vote on a Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganizations of the Acquired Funds into the JNL/Loomis Sayles Global Growth Fund (the “Loomis Fund” or the “Acquiring Fund”), also a series of the Trust.

This Combined Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in the Acquired Funds as of January 31, 2026. Contract Owners are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposals contained in this Combined Proxy Statement/Prospectus in connection with the solicitation by the Board of proxies to be used at the Special Meeting of Shareholders of the Acquired Funds to be held at 1 Corporate Way, Lansing, Michigan 48951, on March 25, 2026, at 9:30 a.m., Eastern Time, or any adjournment or adjournments thereof (the “Meeting”).

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS COMBINED PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS COMBINED PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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The proposals described in this Combined Proxy Statement/Prospectus are as follows:

Proposals	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the AB Fund into the Loomis Fund.	Shareholders of the AB Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Invesco Fund into the Loomis Fund.	Shareholders of the Invesco Fund

The reorganizations referred to in the above proposals are referred to herein, each as a “Reorganization,” and together, as the “Reorganizations.”

This Combined Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposals that you should know before voting or providing voting instructions. Additional information about the Trust has been filed with the SEC and is available upon oral or written request without charge. This Combined Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract Owners on or about February 19, 2026. It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contract Owners and in accordance with voting procedures established by the Trust.

The following documents have been filed with the SEC and are incorporated by reference into this Combined Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of the Trust, each dated April 28, 2025, as supplemented, with respect to the Acquired Funds (File Nos. 033-87244 and 811-08894);

2.	The Annual Financial Statements of the Trust with respect to the Acquired Funds for the fiscal year ended December 31, 2024 included in the Trust’s Form N-CSR filing with the SEC (File Nos. 033-87244 and 811-08894);

3.	The Semi-Annual Financial Statements of the Trust with respect to the Acquired Funds for the period ended June 30, 2025 included in the Trust’s Form N-CSR filing with the SEC (File Nos. 033-87244 and 811-08894);

4.	The Statement of Additional Information dated February 13, 2026, relating to the Reorganizations (File No. 333- 292345 ).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Funds and the Acquiring Fund in any of the documents incorporated into this Combined Proxy Statement/Prospectus, including the Annual Financial Statements and Semi-Annual Financial Statements listed above, which have been furnished to Contract Owners. Contract Owners may request a copy thereof, without charge, by calling 1-800-644-4565 (Jackson National Customer Care) or 1-800-599-5651 (Jackson National NY Customer Care), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

The Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, it must file certain reports and other information with the SEC. Proxy materials, reports, and other information filed by the Trust are available on the SEC’s website at http://www.sec.gov.

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SUMMARY

You should read this entire Combined Proxy Statement/Prospectus carefully. For additional information, you should consult the Plans of Reorganization, copies of which are attached hereto as Appendix A.

The Proposed Reorganizations

The proposed Reorganizations are as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the Reorganization of the AB Fund into the Loomis Fund.	Shareholders of the AB Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the Reorganization of the Invesco Fund into the Loomis Fund.	Shareholders of the Invesco Fund

This Combined Proxy Statement/Prospectus is soliciting shareholders with amounts invested in the Acquired Funds as of January 31, 2026, to approve the Plans of Reorganization, whereby each Acquired Fund will be reorganized into the Acquiring Fund. (Each Acquired Fund and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”)

If either or both of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds.

Each Acquired Fund has two share classes, designated Class A and Class I shares (“Acquired Fund Shares”). The Acquiring Fund also has two share classes, designated Class A and Class I shares (“Acquiring Fund Shares”).

Each Plan of Reorganization provides for:

●	the transfer of all of the assets of an Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the respective Acquired Fund’s net assets;

●	the Acquiring Fund’s assumption of all the liabilities of an Acquired Fund;

●	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and

●	the complete termination of each Acquired Fund.

A comparison of the investment objective(s), principal investment policies and strategies, and principal risks of each Acquired Fund and the Acquiring Fund is included in the “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” sections below. The Funds have identical distribution procedures, purchase procedures, exchange rights, and redemption procedures, which are discussed in “Additional Information about the Funds” below. Each Fund offers its shares to Separate Accounts and certain other eligible investors. Shares of each Fund are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

Each Reorganization is expected to be effective as of the close of business on April 24, 2026, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plan of Reorganization (the “Closing Date”). As a result of each Reorganization, a shareholder invested in shares of an Acquired Fund would become an owner of shares of the Acquiring Fund. Such shareholder would hold, immediately after the Closing Date, Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares that were held by the shareholder as of the Closing Date. Similarly, each Contract Owner whose Contract values are invested indirectly in shares of an Acquired Fund through the Investment Divisions of a Separate Account would become indirectly invested in shares of the Acquiring Fund through the Investment Divisions of a Separate Account. The Contract value of each such Contract Owner would be invested indirectly through the Investment Divisions of a Separate Account, immediately after the Closing Date, in shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares in which the Contract Owner invested indirectly through the Investment Divisions of a Separate Account as of the Closing Date. Following the Reorganizations, the Acquiring Fund will be the accounting and legal. It is expected that the Reorganizations will not be a taxable event for U.S. federal income tax purposes for Contract Owners. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganization” below for further information.

The Board unanimously approved the Plans of Reorganization with respect to the Funds involved therein. Accordingly, the Board is submitting each Plan of Reorganization for approval by the respective Acquired Fund’s shareholders. In considering whether to approve a proposal (“Proposal”), you should review the Proposal for the Acquired Fund(s) in which you were invested on the Record Date (as defined under “Voting Information”). In addition, you should review the information in this Combined Proxy Statement/Prospectus that relates to all of the Proposals and the Plans of Reorganization generally.

The Board recommends that you vote “FOR” each Proposal to approve the Plan of Reorganization related to the Acquired Fund in which you have an ownership interest.

PROPOSAL 1:	APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE AB FUND INTO THE LOOMIS FUND.

Proposal 1 requests the approval of AB Fund shareholders of the Plan of Reorganization pursuant to which the AB Fund will be reorganized into the Loomis Fund.

In considering whether you should approve this Proposal, you should note that:

●	Investment Objectives. The Funds have the same investment objectives. Both Funds seek to provide long-term growth of capital. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

●	Principal Investment Strategies. The Funds also have similar principal investment strategies, though there are some notable differences. While both Funds are sub-advised, actively managed global equity funds that invest in securities of U.S. and non-U.S. companies to provide exposure to at least three different countries, the Funds have differences with respect to certain investment strategies and investment limits and policies. The AB Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of issuers located throughout the world that satisfy the Fund’s sustainability criteria (an issuer that derives at least 25% of its total revenues from activities consistent with the achievement of the SDGs meets such criteria), while the Loomis Fund does not have an 80% investment policy. Both Funds have a stated minimum percentage of its assets that must be invested in securities of non-U.S. companies. Under normal circumstances, the AB Fund invests at least 40% of its assets in securities of non-U.S. companies, defined as those companies that are domiciled or with substantial business operations outside the U.S, whereas the Loomis Fund will invest at least 30% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Both Funds invest in companies located in at least three countries, including emerging markets countries, but the Loomis Fund will not invest more than 30% of its assets in emerging markets securities, whereas the AB Fund does not cap its permitted investments in emerging market securities.

The AB Fund primarily invests in mid- to large-capitalization companies and focuses on environmental, social, and corporate governance (“ESG”) factors in selecting companies for investment. By contrast, the Loomis Fund has a greater focus on large capitalization companies and seeks to invest in companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders, but does not list ESG factors as a consideration in selecting companies for investment. Additionally, the Funds’ principal investment strategies allow the Funds to invest in different types of financial instruments. The AB Fund may enter into other derivatives transactions, such as futures contracts, forwards, and may also invest in synthetic foreign equity securities, and exchange-traded fund (“ETFs”), which are not a corresponding principal investment strategy for the Loomis Fund. The Loomis Fund may invest in depositary receipts and Rule 144A securities, which are not corresponding investment strategies for the AB Fund.

Additionally, the Loomis Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (“1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds, whereas the AB Fund is a “diversified” fund , which means that at least 75% of the value of the AB Fund’s total assets is represented by cash and cash items, government securities, securities of other investment companies or other securities. For purposes of this calculation, the AB Fund may not invest more than 5% of its total assets in the securities of one issuer nor may the AB Fund own more than 10% of the outstanding voting securities of such issuer. Because the Loomis Fund may invest in fewer securities, or in larger proportions of the securities of single companies or industries than the AB Fund, there is increased risk for the Loomis Fund because if these securities were to decline in value, there could be a substantial loss of the Loomis Fund’s investment. For the AB Fund, there is decreased risk in investing in a larger number of issuers than there is for the Loomis Fund investing in a smaller number of different issuers since changes in the financial condition or market status of a single issuer may cause greater fluctuation in a non-diversified portfolio than in a diversified portfolio with respect to total return and share price . For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

●	Fundamental Policies. The Funds have similar fundamental policies. The AB Fund also lists one fundamental policy that is not listed for the Loomis Fund. The Loomis Fund is a “non-diversified” fund, whereas the AB Fund is a “diversified” fund. A non-diversified fund may invest in a limited number of issuers. Under a definition provided by the 1940 Act, a non-diversified fund may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies of a non-diversified fund, the fund may hold a smaller number of issuers than if it were “diversified.” There is increased risk in investing in a smaller number of different issuers than there is in investing in a larger number of issuers since changes in the financial condition or market status of a single issuer may cause greater fluctuation in a non-diversified portfolio with respect to total return and share price. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

●	Principal Risks. While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include currency risk, derivatives risk, emerging markets and less developed countries risk, equity securities risk, foreign securities risk, large-capitalization investing risk, managed portfolio risk, market risk, and mid-capitalization investing risk. However, the AB Fund is also subject to ESG (Environmental, Social & Governance) investment strategy risk, exchange-traded funds investing risk, and sector risk, which are not principal risks of investing in the Loomis Fund. In addition, the principal risks of investing in the Loomis Fund include China risk, company risk, counterparty risk, credit risk, depositary receipts risk, issuer risk, leverage risk, liquidity risk, non-diversification risk, Rule 144A securities risk, and small-capitalization investing risk, which are not principal risks of investing in the AB Fund. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

●	Investment Adviser and Other Service Providers. Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Loomis Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM has appointed AllianceBernstein L.P. (“AB”) as the sub-adviser, to manage the assets of the AB Fund, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as the sub-adviser to manage the assets of the Loomis Fund. It is anticipated that Loomis Sayles will continue to sub-advise the Loomis Fund after the Reorganization. For a detailed description of JNAM, AB, and Loomis Sayles, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Advisers” below.

●	Asset Base. The AB Fund and Loomis Fund had net assets of approximately $24.71 million and $881.06 million, respectively, as of June 30, 2025. Thus, if the Reorganization had been in effect on that date, the combined Fund (the “Proposal 1 Combined Fund”) would have had net assets of approximately $905.77 million (net of estimated transaction expenses).

In addition, as discussed in connection with Proposal 2, the Invesco Fund had net assets of approximately $1.40 billion as of June 30, 2025. Thus, if the Reorganizations of the AB Fund and the Invesco Fund had been in effect on that date (together, the “Combined Fund”), the Combined Fund would have had net assets of approximately $2.31 billion.

●	Description of the Securities to be Issued. Class A Shareholders of the AB Fund will receive Class A shares of the Loomis Fund, and Class I Shareholders of the AB Fund will receive Class I shares of the Loomis Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations,” and “Additional Information about the Funds” below for more information.

●	Operating Expenses. Following the Reorganization, the total annual fund operating expense ratio and management fee for the Loomis Fund are expected to be lower than those of the AB Fund currently. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

The maximum management fee for the AB Fund is equal to an annual rate of 0.65% of its average daily net assets, while the maximum management fee for the Loomis Fund is equal to an annual rate of 0.55% of its average daily net assets. The minimum management fee for the AB Fund is equal to an annual rate of 0.54% of its average daily net assets over $5 billion, while the minimum management fee for the Loomis Fund is equal to an annual rate of 0.48% of its average daily net assets over $5 billion. As of December 31, 2024, the actual management fees of the AB Fund and the Loomis Fund were 0.65% and 0.55% respectively. In addition, the maximum administrative fee for each of the AB Fund and the Loomis Fund is equal to an annual rate of 0.15% of its average daily net assets. As of December 31, 2024, the actual administrative fees of both the AB Fund and the Loomis Fund were 0.15%. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

●	Costs of Reorganization. Following the Reorganization, the Proposal 1 Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Loomis Fund. It is currently anticipated that approximately 13% of the AB Fund’s holdings will be transferred to the Loomis Fund in connection with the Reorganization, and, that prior to the Reorganization, JNAM will likely use a transition manager to align or sell approximately 87% of the AB Fund’s holdings and invest the proceeds in accordance with the Loomis Fund’s principal investment strategies. There is no tax impact to Contract Owners as a result of portfolio repositioning. Additionally, the repositioning is not expected to have a material impact on the performance of the AB Fund prior to the Reorganization. Following the Reorganization, the AB Fund will cease to exist and the AB Fund’s performance will not be reflected in the performance of the Loomis Fund. It is not expected that the Loomis Fund will revise any of its investment policies following the Reorganization to reflect those of the AB Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the costs and expenses relating to obtaining a consent of an independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. The costs and expenses associated with the Reorganization relating to the legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion, will be borne by the Loomis Fund whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. The AB Fund will bear transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”), associated with the Reorganization. Such Transaction Costs are estimated to be $9,536 (0.04% of net assets). Please see “Additional Information about the Reorganizations” below for more information.

●	Federal Income Tax Consequences. The Reorganization is not expected to be a taxable event for U.S. federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the AB Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividends declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganization” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2024. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Please see the “Supplemental Financial Information” section of the Statement of Additional Information relating to the Reorganizations for the estimated pro forma fees and expenses of the Acquiring Fund assuming the proposed Reorganizations described in Proposal 1 and Proposal 2 are both approved.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: AB Fund		Acquiring Fund: Loomis Fund		Pro Forma Loomis Fund (assuming expected operating expenses if the Reorganization is approved)[3]
	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.65%	0.65%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.25%	0.25%	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	1.21%	0.91%	1.00%	0.70%	1.00%	0.70%
[1]	“Other Expenses” include an Administrative Fee of 0.15% for both Funds, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of this Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Assumes that only the Reorganization described in this Proposal 1 is approved. See the “Supplemental Financial Information” section of the Statement of Additional Information relating to the Reorganizations for the pro forma fees and expenses of the Acquiring Fund Shares assuming that both Reorganizations described in Proposal 1 and Proposal 2 are approved.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

●	You invest $10,000 in a Fund for the time periods indicated;
●	Your investment has a 5% annual return;
●	The Fund’s operating expenses remain the same as they were as of December 31, 2024; and
●	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AB Fund (Acquired Fund)
Class A	$123	$384	$665	$1,466
Class I	$93	$290	$504	$1,120
Loomis Fund (Acquiring Fund)
Class A	$102	$318	$552	$1,225
Class I	$72	$224	$390	$871
Pro Forma Loomis Fund (assuming expected operating expenses if the Reorganization is approved)*
Class A	$102	$318	$552	$1,225
Class I	$72	$224	$390	$871
*	Assumes that only the Reorganization described in this Proposal 1 is approved. See the “Supplemental Financial Information” section of the Statement of Additional Information relating to the Reorganizations for the pro forma fees and expenses of the Acquiring Fund Shares assuming that both Reorganizations described in Proposal 1 and Proposal 2 are approved.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the period ended June 30, 2025, the portfolio turnover rates for the AB Fund and the Loomis Fund were 40% and 8% respectively, of the average value of each portfolio.

Comparison of Investment Adviser and Sub-Advisers

The following table compares the investment adviser and sub-adviser of the AB Fund with that of the Loomis Fund.

Acquired Fund	Acquiring Fund
AB Fund	Loomis Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser AllianceBernstein L.P.	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Loomis, Sayles & Company, L.P.

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the AB Fund with those of the Loomis Fund. The Funds have the same investment objectives. Both Funds seek to provide long-term growth of capital. The Funds also have similar principal investment strategies, though there are some notable differences. While both Funds are sub-advised, actively managed global equity funds that invest in securities of U.S. and non-U.S. companies to provide exposure to at least three different countries, the Funds have differences with respect to certain investment strategies and investment limits and policies. The AB Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of issuers located throughout the world that satisfy the Fund’s sustainability criteria (an issuer that derives at least 25% of its total revenues from activities consistent with the achievement of the SDGs meets such criteria), while the Loomis Fund does not have an 80% investment policy. Both Funds have a stated minimum percentage of its assets that must be invested in securities of non-U.S. companies. Under normal circumstances, the AB Fund invests at least 40% of its assets in securities of non-U.S. companies, defined as those companies that are domiciled or with substantial business operations outside the U.S, whereas the Loomis Fund will invest at least 30% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Both Funds invest in companies located in at least three countries, including emerging markets countries, but the Loomis Fund will not invest more than 30% of its assets in emerging markets securities, whereas the AB Fund does not cap its permitted investments in emerging market securities.

The AB Fund primarily invests in mid- to large-capitalization companies and focuses on ESG factors in selecting companies for investment. By contrast, the Loomis Fund has a greater focus on large capitalization companies and seeks to invest in companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders, but does not list ESG factors as a consideration in selecting companies for investment. Additionally, the Funds’ principal investment strategies allow the Funds to invest in different types of financial instruments. The AB Fund may enter into other derivatives transactions, such as futures contracts, forwards, and may also invest in synthetic foreign equity securities, and ETF, which are not a corresponding principal investment strategy for the Loomis Fund. The Loomis Fund may invest in depositary receipts and Rule 144A securities, which are not corresponding investment strategies for the AB Fund.

Additionally, the Loomis Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds, whereas the AB Fund is a “diversified” fund , which means that at least 75% of the value of the AB Fund’s total assets is represented by cash and cash items, government securities, securities of other investment companies or other securities. For purposes of this calculation, the AB Fund may not invest more than 5% of its total assets in the securities of one issuer nor may the Fund own more than 10% of the outstanding voting securities of such issuer. Because the Loomis Fund may invest in fewer securities, or in larger proportions of the securities of single companies or industries than the AB Fund, there is increased risk for the Loomis Fund because if these securities were to decline in value, there could be a substantial loss of the Loomis Fund’s investment. For the AB Fund, there is decreased risk in investing in a larger number of issuers than there is for the Loomis Fund investing in a smaller number of different issuers since changes in the financial condition or market status of a single issuer may cause greater fluctuation in a non-diversified portfolio than in a diversified portfolio with respect to total return and share price. The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

Acquired Fund	Acquiring Fund
AB Fund	Loomis Fund
Investment Objective The investment objective of the Fund is long-term growth of capital.	Investment Objective The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies

The Fund pursues opportunistic growth by investing in a global universe of companies whose business activities AllianceBernstein L.P., the Fund’s sub-adviser (“Sub-Adviser”), believes position the company to benefit from certain sustainable investment themes that align with one or more of the United Nations Sustainable Development Goals (“SDGs”) and thereby are expected to experience growth.

Principal Investment Strategies No corresponding strategy.

Acquired Fund	Acquiring Fund
AB Fund	Loomis Fund
Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of issuers located throughout the world that satisfy the Fund’s sustainability criteria. An issuer that derives at least 25% of its total revenues from activities consistent with the achievement of the SDGs meets such criteria, although many of the issuers in which the Fund invests will derive a greater portion of their revenues from such activities.	Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts.

The Sub-Adviser employs a combination of “top-down” and “bottom-up” investment processes with the goal of identifying, based on its internal research and analysis, securities of companies worldwide that fit into sustainable investment themes. First, the Sub-Adviser identifies, through its “top-down” process, the sustainable investment themes, which include climate, health and empowerment and may change over time based on the Sub-Adviser’s research. In addition to this “top-down” thematic approach, the Sub-Adviser also uses a “bottom-up” analysis of individual companies, focusing on prospective earnings growth, valuation, and quality of company management and on evaluating a company’s risks, including those related to environmental, social and corporate governance (“ESG”) factors. ESG factors, which can vary across companies and industries, may include environmental impact, corporate governance, ethical business practices, diversity and employee practices, product safety, supply chain management and community impact. Eligible investments include securities of issuers that the Sub-Adviser believes will maximize total return while also contributing to positive societal impact aligned with one or more of the SDGs. While the Sub-Adviser emphasizes focusing on individual companies with favorable ESG attributes over the use of broad-based negative screens (e.g., disqualifying business activities) in assessing a company’s exposure to ESG factors, the Fund will not invest in companies that derive revenue from direct involvement in adult entertainment, alcohol, coal, controversial weapons, firearms, gambling, GMOs, military contracting, prisons, or tobacco. The Sub-Adviser applies the “top-down” and “bottom-up” criteria stated herein to every investment, and each investment must meet both criteria. Every security must meet the Sub-Adviser’s sustainability criteria to be included in the possible investment universe, and thus inclusion in the Fund’s portfolio.

Proxies of companies in which the Fund invests are voted in accordance with the Sub-Adviser’s proxy voting policies. Information on such policies is included in the Fund’s Statement of Information, as required.

No corresponding strategy.

Acquired Fund	Acquiring Fund
AB Fund	Loomis Fund
The Sub-Adviser normally considers a large universe of mid- to large-capitalization companies worldwide for investment.	The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.
The Fund invests in securities issued by U.S. and non-U.S. companies from multiple industry sectors in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund invests in both developed and emerging market countries. Under normal market conditions, the Fund invests at least 40% of its assets in securities of non-U.S. companies, defined as those companies that are domiciled or with substantial business operations outside the U.S. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries. The percentage of the Fund’s assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Sub-Adviser’s assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. Investments in new, smaller or less-seasoned companies may offer more reward but may also entail more risk than is generally true of larger, established companies.

The Fund normally invests across a wide range of sectors and industries.

The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 30% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries.

Notwithstanding the foregoing, to determine if a security is classified as U.S. or non-U.S., Loomis, Sayles & Company, L.P., the Fund’s sub-adviser (“Sub-Adviser”) considers a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers.

The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets Index℠.

The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities, real estate investment trusts and zero-coupon bonds.	No corresponding strategy.
The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. Investments in ETFs will not be subject to the Fund’s sustainable investment themes or ESG factors.	No corresponding strategy.

Acquired Fund	Acquiring Fund
AB Fund	Loomis Fund

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Sub-Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund, from time to time, invests in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Sub-Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”). Under normal market conditions, the Sub-Adviser does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

No corresponding strategy.	The Sub-Adviser employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e. companies with share prices trading significantly below what the portfolio manager believes the share price should be). The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e. companies with share prices trading significantly below what the portfolio manager believes the share price should be).
No corresponding strategy.	The Fund will consider selling a portfolio investment when the Sub-Adviser believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the Sub-Adviser deems appropriate.

Acquired Fund	Acquiring Fund
AB Fund	Loomis Fund
No corresponding strategy.	The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include currency risk, derivatives risk, emerging markets and less developed countries risk, equity securities risk, foreign securities risk, large-capitalization investing risk, managed portfolio risk, market risk, and mid-capitalization investing risk. However, the AB Fund is also subject to ESG (Environmental, Social & Governance) investment strategy risk, exchange-traded funds investing risk, and sector risk, which are not principal risks of investing in the Loomis Fund. In addition, the principal risks of investing in the Loomis Fund include China risk, company risk, counterparty risk, credit risk, depositary receipts risk, issuer risk, leverage risk, liquidity risk, non-diversification risk, Rule 144A securities risk, and small-capitalization investing risk, which are not principal risks of investing in the AB Fund. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund
Risks	AB Fund	Loomis Fund
China risk		X
Company risk		X
Counterparty risk		X
Credit risk		X
Currency risk	X	X
Depositary receipts risk		X
Derivatives risk	X	X
Emerging markets and less developed countries risk	X	X
Equity securities risk	X	X
ESG (Environmental, Social & Governance) investment strategy risk	X
Exchange-traded funds investing risk	X
Foreign securities risk	X	X
Issuer risk		X

	Acquired Fund	Acquiring Fund
Risks	AB Fund	Loomis Fund
Large-capitalization investing risk	X	X
Leverage risk		X
Liquidity risk		X
Managed portfolio risk	X	X
Market risk	X	X
Mid-capitalization investing risk	X	X
Non-diversification risk		X
Rule 144A securities risk		X
Sector risk	X
Small-capitalization investing risk		X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the AB Fund with those of the Loomis Fund.

Acquired Fund	Acquiring Fund
AB Fund	Loomis Fund
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	No corresponding fundamental policy.
(2) The Fund will not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.
(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.

Acquired Fund	Acquiring Fund
AB Fund	Loomis Fund
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.
(9) The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.*	Same.
*	Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad-based securities market index. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts. If these amounts were reflected, returns would be less than those shown.

For the Acquiring Fund, effective April 27, 2020, the Fund was combined with the JNL/Franklin Templeton Global Fund, with the Acquiring Fund as the surviving Fund. The performance shown is the Acquiring Fund’s historic performance and does not reflect the performance of the JNL/Franklin Templeton Global Fund.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

AB Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 12/31/2023): 11.11%; Worst Quarter (ended 9/30/2023): -6.72%

Class I

Best Quarter (ended 12/31/2023): 11.27%; Worst Quarter (ended 9/30/2023): -6.69%

Loomis Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 6/30/2020): 26.32%; Worst Quarter (ended 6/30/2022): -20.33%

Class I

Best Quarter (ended 6/30/2020): 26.39%; Worst Quarter (ended 6/30/2022): -20.31%

Acquired Fund – Average Annual Total Returns as of 12/31/2024
	1 year	Life of Fund (April 25, 2022)
AB Fund (Class A)	6.11%	5.20%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.53%

Acquired Fund – Average Annual Total Returns as of 12/31/2024
	1 year	Life of Class (April 25, 2022)
AB Fund (Class I)	6.35%	5.51%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.53%

Acquiring Fund – Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
Loomis Fund (Class A)	22.45%	11.90%	11.71%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.81%

Acquiring Fund – Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Class (August 13, 2018)
Loomis Fund (Class I)	22.82%	12.23%	12.04%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.81%

Capitalization

The following table shows the capitalization of each Fund as of December 1, 2025, and of the Loomis Fund on a pro forma combined basis as of December 1, 2025 after giving effect to the proposed Reorganization. The actual net assets of the AB Fund and the Loomis Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Loomis Fund will be received by shareholders of AB Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Loomis Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
AB Fund (Acquired Fund) – Class A	$25,921,736	12.12	2,138,136
Loomis Fund (Acquiring Fund) – Class A	$526,923,301	21.77	24,202,133
Adjustments	$(21,402) (a)	0	(947,850) (b)
Pro forma Loomis Fund – Class A (assuming the Reorganization is approved) (c)	$552,823,635	21.77	25,392,419
AB Fund (Acquired Fund) – Class I	$926,215	12.26	75,570
Loomis Fund (Acquiring Fund) – Class I	$423,659,684	22.16	19,117,153
Adjustments	$(10,134) (a)	0	(33,787) (b)
Pro forma Loomis Fund – Class I (assuming the Reorganization is approved) (c)	$424,575,765	22.16	19,158,935
(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the costs and expenses relating to obtaining a consent of an independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. The costs and expenses associated with the Reorganization relating to the legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion, will be borne by the Acquiring Fund whether or not the Reorganization is consummated. Such legal fees are estimated to be $22,000 (0.002% of net assets). No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 13% of the Acquired Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization, and, that prior to the Reorganization, JNAM will likely use a transition manager to align or sell approximately 87% of the Acquired Fund’s holdings and invest the proceeds in accordance with the Acquiring Fund’s principal investment strategies. The Acquired Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $9,536 (0.04% of net assets).
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 1 is approved. See the “Supplemental Financial Information” section of the Statement of Additional Information relating to the Reorganizations for the capitalization of the Acquiring Fund on a pro forma combined basis assuming that the Reorganizations described in Proposal 1 and Proposal 2 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the AB Fund by the Loomis Fund. If the Reorganization had taken place on December 1, 2025, shareholders of the AB Fund would have received 1,190,286 and 41,782 Class A and Class I shares, respectively, of the Loomis Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the AB Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the AB Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

PROPOSAL 2:	APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE INVESCO FUND INTO THE LOOMIS FUND.

Proposal 2 requests the approval of Invesco Fund shareholders of the Plan of Reorganization pursuant to which the Invesco Fund will be reorganized into the Loomis Fund.

In considering whether you should approve this Proposal, you should note that:

●	Investment Objectives. The Funds have different investment objectives. The Invesco Fund seeks capital appreciation, while the Loomis Fund seeks long-term growth of capital. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

●	Principal Investment Strategies. Although the Funds have different investment objectives, they employ similar investment strategies in seeking to achieve those objectives, though there are some notable differences. While both Funds are sub-advised, actively managed global equity funds that invest in securities of U.S. and foreign companies to provide exposure to at least three different countries, the Funds have differences with respect to certain investment strategies and investment limits. The Invesco Fund primarily invests in mid-to large-capitalization companies, while the Loomis Fund focuses on stocks of large capitalization companies. The Invesco Fund can invest without limit in foreign securities but has no stated minimum percentage of its assets that must be invested in foreign securities, whereas the Loomis Fund will invest at least 30% of its assets in securities of in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Both Funds may also invest in emerging markets, but the Loomis Fund will not invest more than 30% of its assets in emerging markets securities, whereas the Invesco Fund does not have a cap on its permitted investments in emerging market securities. The Invesco Fund has a long-term investment horizon of typically three to five years, whereas the Loomis Fund has no prescribed time limit to hold securities.

The Funds’ principal investment strategies also allow the Funds to invest in different types of financial instruments. The equity securities in which both Funds invest include common stocks and depositary receipts, but the Invesco Fund may also invest in preferred stocks and purchase American Depositary Shares as part of American Depositary Receipt issuances, which are not listed as a corresponding principal investment strategy for the Loomis Fund. The Loomis Fund may engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes, invest in Rule 144A securities, and is not limited in the percentage of its assets that it may invest in these instruments, which are not a corresponding principal investment strategy for the Invesco Fund.

Additionally, the Loomis Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds , whereas the Invesco Fund is a “diversified” fund, which means that at least 75% of the value of the Invesco Fund’s total assets is represented by cash and cash items, government securities, securities of other investment companies or other securities. For purposes of this calculation, the Invesco Fund may not invest more than 5% of its total assets in the securities of one issuer nor may the Invesco Fund own more than 10% of the outstanding voting securities of such issuer. Because the Loomis Fund may invest in fewer securities, or in larger proportions of the securities of single companies or industries than the Invesco Fund, there is increased risk for the Loomis Fund because if these securities were to decline in value, there could be a substantial loss of the Loomis Fund’s investment. For the Invesco Fund, there is decreased risk in investing in a larger number of issuers than there is for the Loomis Fund investing in a smaller number of different issuers since changes in the financial condition or market status of a single issuer may cause greater fluctuation in a non-diversified portfolio than in a diversified portfolio with respect to total return and share price. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

●	Fundamental Policies. Both Funds have similar fundamental policies; however, there are also differences. The Invesco Fund has a more restrictive fundamental policy with respect to investing in illiquid securities. Additionally, the Funds have substantially similar fundamental policies with respect to securities lending, but they are worded differently. The Invesco Fund also lists one fundamental policy that is not listed for the Loomis Fund. The Loomis Fund is a “non-diversified” fund, whereas the Invesco Fund is a “diversified” fund. A non-diversified fund may invest in a limited number of issuers. Under a definition provided by the 1940 Act, a non-diversified fund may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies of a non-diversified fund, the fund may hold a smaller number of issuers than if it were “diversified.” There is increased risk in investing in a smaller number of different issuers than there is in investing in a larger number of issuers since changes in the financial condition or market status of a single issuer may cause greater fluctuation in a non-diversified portfolio with respect to total return and share price. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

●	Principal Risks. While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include currency risk, depositary receipts risk, emerging markets and less developed countries risk, equity securities risk, foreign securities risk, large-capitalization investing risk, managed portfolio risk, market risk, mid-capitalization investing risk, and small-capitalization investing risk. However, the Invesco Fund is also subject to concentration risk, European investment risk, investment strategy risk, investment style risk, preferred stock risk, sector risk, stock risk, and volatility risk, which are not principal risks of investing in the Loomis Fund. In addition, the principal risks of investing in the Loomis Fund include China risk, company risk, counterparty risk, credit risk, derivatives risk, issuer risk, leverage risk, liquidity risk, non-diversification risk, and Rule 144A securities risk, which are not principal risks of investing in the Invesco Fund. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

●	Investment Adviser and Other Service Providers. Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Loomis Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM has appointed Invesco Advisers, Inc. (“Invesco”) as the sub-adviser, to manage the assets of the Invesco Fund, and Loomis Sayles as the sub-adviser to manage the assets of the Loomis Fund. It is anticipated that Loomis Sayles will continue to sub-advise the Loomis Fund after the Reorganization. For a detailed description of JNAM, Invesco, and Loomis Sayles, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Advisers” below.

●	Asset Base. The Invesco Fund and Loomis Fund had net assets of approximately $1.40 billion and $881.06 million, respectively, as of June 30, 2025. Thus, if the Reorganization had been in effect on that date, the combined Fund (the “Proposal 2 Combined Fund”) would have had net assets of approximately $2.28 billion (net of estimated transaction expenses).

In addition, as discussed in connection with Proposal 1, the AB Fund had net assets of approximately $24.71 million as of June 30, 2025. Thus, if the Reorganizations of the Invesco Fund and the AB Fund had been in effect on that date (together, the “Combined Fund”), the Combined Fund would have had net assets of approximately $2.31 billion.

●	Description of the Securities to be Issued. Class A Shareholders of the Invesco Fund will receive Class A shares of the Loomis Fund, and Class I Shareholders of the Invesco Fund will receive Class I shares of the Loomis Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations,” and “Additional Information about the Funds” below for more information.

●	Operating Expenses. Following the Reorganization, the management fee for the Loomis Fund is expected to be higher than that of the Invesco Fund currently, but the total annual fund operating expense ratio for the Loomis Fund is expected to be lower than that of the Invesco Fund currently. The higher management fee after the Reorganization is a result of the Loomis Fund having a less favorable advisory fee schedule than the Invesco Fund, while the lower total annual fund operating expense ratio is a result of the Loomis Fund’s higher management fees but is offset by management fee reductions for the Loomis Fund and the Loomis Fund having lower “other expenses” than the Invesco Fund. Following the Reorganization, the total annual fund operating expense ratio and management fee for the Loomis Fund are expected to be lower than that of the Loomis Fund currently, due to management fee reductions and economies of scale achieved through the Reorganization. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

The maximum management fee for the Invesco Fund is equal to an annual rate of 0.50% of its average daily net assets, while the maximum management fee for the Loomis Fund is equal to an annual rate of 0.55% of its average daily net assets. The minimum management fee for each of the Invesco Fund and Loomis Fund is equal to an annual rate of 0.48% of its average daily net assets over $5 billion. As of December 31, 2024, the actual management fees of the Invesco Fund and the Loomis Fund were 0.50% and 0.55% respectively. In addition, the maximum administrative fee for each of the Invesco Fund and the Loomis Fund is equal to an annual rate of 0.15% of its average daily net assets. As of December 31, 2024, the actual administrative fees of both the Invesco Fund and the Loomis Fund were 0.15%. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

●	Costs of Reorganization. Following the Reorganization, the Proposal 2 Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Loomis Fund. It is currently anticipated that approximately 30% of the Invesco Fund’s holdings will be transferred to the Loomis Fund in connection with the Reorganization, and, that prior to the Reorganization, JNAM will likely use a transition manager to align or sell approximately 70% of the Invesco Fund’s holdings and invest the proceeds in accordance with the Loomis Fund’s principal investment strategies. There is no tax impact to Contract Owners as a result of portfolio repositioning. Additionally, the repositioning is not expected to have a material impact on the performance of the Invesco Fund prior to the Reorganization. Following the Reorganization, the Invesco Fund will cease to exist and the Invesco Fund’s performance will not be reflected in the performance of the Loomis Fund. It is not expected that the Loomis Fund will revise any of its investment policies following the Reorganization to reflect those of the Invesco Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the costs and expenses relating to obtaining a consent of an independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. The costs and expenses associated with the Reorganization relating to the legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion, will be borne by the Loomis Fund whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. The Invesco Fund will bear transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”), associated with the Reorganization. Such Transaction Costs are estimated to be $3,103,511 (0.23% of net assets). Please see “Additional Information about the Reorganizations” below for more information.

●	Federal Income Tax Consequences. The Reorganization is not expected to be a taxable event for U.S. federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Invesco Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividends declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganization” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2024. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Please see the “Supplemental Financial Information” section of the Statement of Additional Information relating to the Reorganizations for the estimated pro forma fees and expenses of the Acquiring Fund assuming the proposed Reorganizations described in Proposal 1 and Proposal 2 are both approved.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Invesco Fund		Acquiring Fund: Loomis Fund		Pro Forma Loomis Fund (assuming expected operating expenses if the Reorganization is approved)[2]
	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.50%	0.50%	0.55%	0.55%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.17%	0.17%	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.97%	0.67%	1.00%	0.70%	0.97%	0.67%
[1]	“Other Expenses” include an Administrative Fee of 0.15% for both Funds, which is payable to JNAM.
[2]	Assumes that only the Reorganization described in this Proposal 2 is approved. See the “Supplemental Financial Information” section of the Statement of Additional Information relating to the Reorganizations for the pro forma fees and expenses of the Acquiring Fund Shares assuming that both Reorganizations described in Proposal 1 and Proposal 2 are approved.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

●	You invest $10,000 in a Fund for the time periods indicated;
●	Your investment has a 5% annual return;
●	The Fund’s operating expenses remain the same as they were as of December 31, 2024; and
●	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Invesco Fund (Acquired Fund)
Class A	$99	$309	$536	$1,190
Class I	$68	$214	$373	$835
Loomis Fund (Acquiring Fund)
Class A	$102	$318	$552	$1,225
Class I	$72	$224	$390	$871
Pro Forma Loomis Fund (assuming expected operating expenses if the Reorganization is approved)*
Class A	$99	$309	$536	$1,190
Class I	$68	$214	$373	$835
*	Assumes that only the Reorganization described in this Proposal 2 is approved. See the “Supplemental Financial Information” section of the Statement of Additional Information relating to the Reorganizations for the pro forma fees and expenses of the Acquiring Fund Shares assuming that both Reorganizations described in Proposal 1 and Proposal 2 are approved.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the period ended June 30, 2025, the portfolio turnover rates for the Invesco Fund and the Loomis Fund were 9% and 8% respectively, of the average value of each portfolio.

Comparison of Investment Adviser and Sub-Advisers

The following table compares the investment adviser and sub-adviser of the Invesco Fund with that of the Loomis Fund.

Acquired Fund	Acquiring Fund
Invesco Fund	Loomis Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Invesco Advisers, Inc.	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Loomis, Sayles & Company, L.P.

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Invesco Fund with those of the Loomis Fund. The Funds have different investment objectives. The Invesco Fund seeks capital appreciation, while the Loomis Fund seeks long-term growth of capital. Although the Funds have different investment objectives, they employ similar investment strategies in seeking to achieve those objectives, though there are some notable differences. While both Funds are sub-advised, actively managed global equity funds that invest in securities of U.S. and foreign companies to provide exposure to at least three different countries, the Funds have differences with respect to certain investment strategies and investment limits. The Invesco Fund primarily invests in mid-to large-capitalization companies, while the Loomis Fund focuses on stocks of large capitalization companies. The Invesco Fund can invest without limit in foreign securities but has no stated minimum percentage of its assets that must be invested in foreign securities, whereas the Loomis Fund will invest at least 30% of its assets in securities of in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Both Funds may also invest in emerging markets, but the Loomis Fund will not invest more than 30% of its assets in emerging markets securities, whereas the Invesco Fund does not have a cap on its permitted investments in emerging market securities. The Invesco Fund has a long-term investment horizon of typically three to five years, whereas the Loomis Fund has no prescribed time limit to hold securities.

The Funds’ principal investment strategies also allow the Funds to invest in different types of financial instruments. The equity securities in which both Funds invest include common stocks and depositary receipts, but the Invesco Fund may also invest in preferred stocks and purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are not listed as a corresponding principal investment strategy for the Loomis Fund. The Loomis Fund may engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes, invest in Rule 144A securities, and is not limited in the percentage of its assets that it may invest in these instruments, which are not a corresponding principal investment strategy for the Invesco Fund.

Additionally, the Loomis Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds , whereas the Invesco Fund is a “diversified” fund , which means that at least 75% of the value of the Invesco Fund’s total assets is represented by cash and cash items, government securities, securities of other investment companies or other securities. For purposes of this calculation, the Invesco Fund may not invest more than 5% of its total assets in the securities of one issuer nor may the Invesco Fund own more than 10% of the outstanding voting securities of such issuer. Because the Loomis Fund may invest in fewer securities, or in larger proportions of the securities of single companies or industries than the Invesco Fund, there is increased risk for the Loomis Fund because if these securities were to decline in value, there could be a substantial loss of the Loomis Fund’s investment. For the Invesco Fund, there is decreased risk in investing in a larger number of issuers than there is for the Loomis Fund investing in a smaller number of different issuers since changes in the financial condition or market status of a single issuer may cause greater fluctuation in a non-diversified portfolio than in a diversified portfolio with respect to total return and share price . The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

Acquired Fund	Acquiring Fund
Invesco Fund	Loomis Fund
Investment Objective The investment objective of the Fund is to seek capital appreciation.	Investment Objective The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies

The Fund invests mainly in common stocks of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States and Western European countries. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-capitalization companies.

The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 30% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries.

Notwithstanding the foregoing, to determine if a security is classified as U.S. or non-U.S., Loomis, Sayles & Company, L.P., the Fund’s sub-adviser (“Sub-Adviser”) considers a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers.

The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets Index℠. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

Acquired Fund	Acquiring Fund
Invesco Fund	Loomis Fund
Invesco Advisers, Inc. (“Sub-Adviser”) primarily looks for quality companies, regardless of domicile, that have sustainable growth. The Sub-Adviser’s investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. The Sub-Adviser seeks to identify secular changes in the world and looks for pockets of durable change that the Sub-Adviser believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The Sub-Adviser does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the Sub-Adviser employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics the Sub-Adviser seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the Sub-Adviser believes will enable the company to fund its own growth. These criteria may vary. The Sub-Adviser also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook.

The Fund normally invests across a wide range of sectors and industries. The Sub-Adviser employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e. companies with share prices trading significantly below what the portfolio manager believes the share price should be).

The Sub-Adviser has a long-term investment horizon of typically three to five years. The Sub-Adviser also has a contrarian buy discipline; the Sub-Adviser buys common stocks of high-quality companies that fit the Sub-Adviser’s investment criteria when the Sub-Adviser believes the valuations, at the time of purchase, underestimate what the Sub-Adviser believes are their long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to what the Sub-Adviser believes is an attractive investment opportunity. The Sub-Adviser monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.	The Fund will consider selling a portfolio investment when the Sub-Adviser believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the Sub-Adviser deems appropriate.
No corresponding strategy.

The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”). Under normal market conditions, the Sub-Adviser does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Acquired Fund	Acquiring Fund
Invesco Fund	Loomis Fund
No corresponding strategy.	The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include currency risk, depositary receipts risk, emerging markets and less developed countries risk, equity securities risk, foreign securities risk, large-capitalization investing risk, managed portfolio risk, market risk, mid-capitalization investing risk, and small-capitalization investing risk. However, the Invesco Fund is also subject to concentration risk, European investment risk, investment strategy risk, investment style risk, preferred stock risk, sector risk, stock risk, and volatility risk, which are not principal risks of investing in the Loomis Fund. In addition, the principal risks of investing in the Loomis Fund include China risk, company risk, counterparty risk, credit risk, derivatives risk, issuer risk, leverage risk, liquidity risk, non-diversification risk, and Rule 144A securities risk, which are not principal risks of investing in the Invesco Fund. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund
Risks	Invesco Fund	Loomis Fund
China risk		X
Company risk		X
Concentration risk	X
Counterparty risk		X
Credit risk		X
Currency risk	X	X
Depositary receipts risk	X	X
Derivatives risk		X
Emerging markets and less developed countries risk	X	X
Equity securities risk	X	X
European investment risk	X
Foreign securities risk	X	X

	Acquired Fund	Acquiring Fund
Risks	Invesco Fund	Loomis Fund
Investment strategy risk	X
Investment style risk	X
Issuer risk		X
Large-capitalization investing risk	X	X
Leverage risk		X
Liquidity risk		X
Managed portfolio risk	X	X
Market risk	X	X
Mid-capitalization investing risk	X	X
Non-diversification risk		X
Preferred stock risk	X
Rule 144A securities risk		X
Sector risk	X
Small-capitalization investing risk	X	X
Stock risk	X
Volatility risk	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Invesco Fund with those of the Loomis Fund.

Acquired Fund	Acquiring Fund
Invesco Fund	Loomis Fund
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	No corresponding fundamental policy.
(2) The Fund will not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.

Acquired Fund	Acquiring Fund
Invesco Fund	Loomis Fund
(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% (for the Invesco Fund, the percentage limitation is a non-fundamental restriction) of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.
(7) The Fund may not invest more than 10% of its net assets in illiquid securities.	The Fund may not invest more than 15% of its net assets in illiquid securities.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.
(9) The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.*	Same
*	Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad-based securities market index.

For the Acquired Fund, performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Acquiring Fund was combined with the JNL/Franklin Templeton Global Fund, with the Acquiring Fund as the surviving Fund. The performance shown is the Acquiring Fund’s historic performance and does not reflect the performance of the JNL/Franklin Templeton Global Fund.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

Invesco Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 6/30/2020): 26.07%; Worst Quarter (ended 3/31/2020): -21.78%

Class I

Best Quarter (ended 6/30/2020): 26.24%; Worst Quarter (ended 3/31/2020): -21.78%

Loomis Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 6/30/2020): 26.32%; Worst Quarter (ended 6/30/2022): -20.33%

Class I

Best Quarter (ended 6/30/2020): 26.39%; Worst Quarter (ended 6/30/2022): -20.31%

Acquired Fund – Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Invesco Global Growth Fund (Class A)	15.83%	9.33%	9.68%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%

Acquired Fund – Average Annual Total Returns as of 12/31/2024
	1 year	5 year	10 year
JNL/Invesco Global Growth Fund (Class I)	16.19%	9.65%	9.97%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.21%

Acquiring Fund – Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Loomis Sayles Global Growth Fund (Class A)	22.45%	11.90%	11.71%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.81%

Acquiring Fund – Average Annual Total Returns as of 12/31/2024
	1 year	5 year	Life of Class (August 13, 2018)
JNL/Loomis Sayles Global Growth Fund (Class I)	22.82%	12.23%	12.04%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.20%	10.01%	9.81%

Capitalization

The following table shows the capitalization of each Fund as of December 1, 2025, and of the Loomis Fund on a pro forma combined basis as of December 1, 2025 after giving effect to the proposed Reorganization. The actual net assets of the Invesco Fund and the Loomis Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Loomis Fund will be received by shareholders of Invesco Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Loomis Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Invesco Fund (Acquired Fund) – Class A	$1,334,318,436	33.57	39,745,053
Loomis Fund (Acquiring Fund) – Class A	$526,923,301	21.77	24,202,133
Adjustments	$(3,069,209) (a)	0	21,406,138 (b)
Pro forma Loomis Fund – Class A (assuming the Reorganization is approved) (c)	$1,858,172,528	21.77	85,353,324
Invesco Fund (Acquired Fund) – Class I	$20,294,820	34.83	582,623
Loomis Fund (Acquiring Fund) – Class I	$423,659,684	22.16	19,117,153
Adjustments	$(56,302) (a)	0	331,110 (b)
Pro forma Loomis Fund – Class I (assuming the Reorganization is approved) (c)	$443,898,202	22.16	20,030,886
(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents and the costs and expenses relating to obtaining a consent of an independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. The costs and expenses associated with the Reorganization relating to the legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion, will be borne by the Acquiring Fund whether or not the Reorganization is consummated. Such legal fees are estimated to be $22,000 (0.002% of net assets). No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 30% of the Acquired Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization, and, that prior to the Reorganization, JNAM will likely use a transition manager to align or sell approximately 70% of the Acquired Fund’s holdings and invest the proceeds in accordance with the Acquiring Fund’s principal investment strategies. The Acquired Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $3,103,511 (0.23% of net assets).
(b)	The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 2 is approved. See the “Supplemental Financial Information” section of the Statement of Additional Information relating to the Reorganizations for the capitalization of the Acquiring Fund on a pro forma combined basis assuming that the Reorganizations described in Proposal 1 and Proposal 2 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Invesco Fund by the Loomis Fund. If the Reorganization had taken place on December 1, 2025, shareholders of the Invesco Fund would have received 61,151,191 and 913,733 Class A and Class I shares, respectively, of the Loomis Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Invesco Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the Invesco Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

*          *          *          *          *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Terms of the Plans of Reorganization

The terms of the Plans of Reorganization are summarized below. For additional information, you should consult the Plans of Reorganization, copies of which are attached as Appendix A.

If shareholders of an Acquired Fund approve the Plan of Reorganization with respect to that Acquired Fund, then the assets of that Acquired Fund will be acquired by, and in exchange for, Class A and Class I shares, respectively, of the Acquiring Fund and the liabilities of that Acquired Fund will be assumed by the Acquiring Fund. That Acquired Fund will then be terminated by the Trust, and the Class A and Class I shares of the Acquiring Fund distributed to the Class A and Class I shareholders, respectively, of each Acquired Fund in the redemption of the Class A and Class I Acquired Fund Shares. Immediately after completion of each Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of an Acquired Fund may be different than the number of shares of that Acquired Fund that had been held immediately before completion of each Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund shares held immediately after the completion of each Reorganization will be the same as the total value of an Acquired Fund shares formerly held immediately before completion of each Reorganization).

It is anticipated that the Reorganizations will be consummated as of the close of business on April 24, 2026, or on such later date as may be deemed necessary in the judgment of the Board and in accordance with the Plans of Reorganization, subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the Acquired Funds will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

Description of the Securities to Be Issued

The Class A shareholders of each Acquired Fund will receive Class A shares of the Acquiring Fund, and the Class I shareholders of each Acquired Fund will receive Class I shares of the Acquiring Fund in accordance with the procedures provided for in the Plans of Reorganization. Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund. Upon liquidation of the Acquiring Fund, shareholders are entitled to share proportionally (according to the net asset value of their shares of the Acquiring Fund) in the net assets of the Fund available for distribution to shareholders. The Acquiring Fund is a series of the Trust.

The Trust currently offers two classes of shares, Class A and Class I shares, for the Acquired Funds and the Acquiring Fund. Each series of the Trust has adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, Class A shares of the Acquired Funds and Acquiring Fund are charged a Rule 12b-1 fee at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the respective Fund. Because these distribution/service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges. Class I shares are not charged a Rule 12b-1 fee.

Board Considerations

At a meeting of the Board held on December 10-11, 2025, (the “Board Meeting”), the Board, including all of the independent trustees who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the proposed reorganizations of the Acquired Funds, each a series of the Trust, into the Acquiring Fund, also a series of the Trust (the “Reorganizations”). Before approving the Reorganizations, the Independent Trustees reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present.

The Board considered that the AB Fund was launched on April 25, 2022 and that the Invesco Fund was launched on April 25, 2001. The Board considered JNAM’s statement that the AB Fund’s disappointing performance relative to its peer group and benchmark for most periods since inception, and its failure to attract assets, are the primary drivers behind its recommendation to merge the AB Fund into the Acquiring Fund. The Board also considered JNAM’s statement that JNAM’s lack of conviction in the Invesco Fund’s portfolio management team, which underwent changes in 2019 that JNAM believes contributed to the Invesco Fund underperforming both its benchmark and peer group over the trailing five-year period ended September 30, 2025, is the primary driver behind its recommendation to merge the Invesco Fund into the Acquiring Fund. The Board further considered that the Reorganizations are part of an overall rationalization of the Trust’s offerings and are designed to eliminate inefficiencies arising from offering overlapping funds with similar investment objectives and investment strategies that serve as investment options for the Contracts issued by the Insurance Companies and certain non-qualified plans. The Board also considered that the Reorganizations also seeks to increase assets under management in the Acquiring Fund in an effort to achieve additional economies of scale for beneficial owners of the AB Fund. The Board noted that the objective of the Reorganizations is to seek to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. Thus, the Board considered the recommendation of JNAM to merge the Acquired Funds into the Acquiring Fund given the Acquiring Fund’s similar risk profile, as evidenced by its standard deviation, with higher returns over most reported periods, and better long-term risk-adjusted performance results, as compared to both Acquired Funds. The Board considered a number of principal factors presented at the time of the Board Meeting in reaching its determinations, including the following:

●	Investment Objectives and Investment Strategies. The Board considered that the Reorganizations will permit the Contract Owners and others with beneficial interest in the Acquired Funds to continue to invest in a professionally managed global growth fund, noting that the Acquiring Fund’s investment objective is the same as the AB Fund, but different than the Invesco Fund. In this regard, the Board noted that the AB Fund and Acquiring Fund seek long-term growth of capital, while the Invesco Fund seeks capital appreciation. The Board also considered management’s statement that JNAM has high conviction in the Acquiring Fund’s portfolio management team and believes that the better performance record for the Acquiring Fund should provide the Acquired Funds’ shareholders with a better investor experience. For a full description of the investment objectives and investment strategies of the Acquired Fund and Acquiring Fund, see “Comparison of Investment Objectives and Principal Investment Strategies.”

●	Operating Expenses. The Board considered that, if approved by the Acquired Fund’s shareholders, the Reorganizations are expected to result in a Combined Fund with a management fee that is expected to be higher than that of the Invesco Fund currently and lower than that of the AB Fund currently, and a total annual fund operating expense ratio that is expected to be lower than that of the Invesco Fund and AB Fund currently. With respect to the Invesco Fund, the Board noted that the Acquiring Fund’s higher management fee after the Reorganizations is the result of the Acquiring Fund having a less favorable advisory fee schedule than the Invesco Fund, and that the Acquiring Fund’s lower total annual fund operating expense ratio after the Reorganizations is the result of the Acquiring Fund’s higher management fees, but is offset by management fee reductions for the Acquiring Fund and the Acquiring Fund having lower “other expenses” than the Invesco Fund. The Board further noted that the Reorganizations are expected to result in a lower management fee and total annual fund operating expense ratio than the Acquiring Fund currently, as a result of management fee reductions and economies of scale. See “Comparative Fee and Expense Tables.”

●	Larger Asset Base. The Board noted that as of September 30, 2025, the AB Fund had assets of $26.12 million and the Invesco Fund had assets of $1.36 billion, as compared to assets of $1.01 billion for the Acquiring Fund. The Board considered management’s assertion that the Invesco Fund’s shareholders would be better served by merging the Invesco Fund into the Acquiring Fund and that reorganizing the Invesco Fund into the Acquiring Fund may be the best way to offer Contract Owners and other investors the ability to achieve economies of scale. The Board discussed whether it is in the best interests of the Invesco Fund shareholders for the Invesco Fund to be merged into a fund with less assets and considered whether the Acquiring Fund’s Sub-Adviser will be equipped to properly manage a combined fund with more assets than the Acquiring Fund. The Board also considered management’s statement that notwithstanding the higher management fee and total expense ratio for Class A shares and Class I shares and smaller asset base of the Acquiring Fund relative to the Invesco Fund, JNAM believes that the Acquired Funds’ shareholders should benefit from a stronger portfolio management team, a history of more consistent and favorable performance, and economies of scale achieved through the Reorganizations with the Acquiring Fund, while also allowing the Acquired Funds’ shareholders to continue to invest in a global large stock growth option.

●	Performance. The Board considered the Funds’ Class A shares performance, noting that Acquiring Fund has had a better performance track record than the Acquired Funds over most trailing time periods. The Acquiring Fund has outperformed both Acquired Funds for the quarter, year-to-date, one-, three-, and five-year periods ended September 30, 2025. The Board noted that during the 2024 calendar year, the Acquiring Fund returned (net-of-fees) 22.45%, while the AB Fund returned (net-of-fees) 6.11%, and the Invesco Fund returned (net-of-fees) 15.83%. The Board also considered that the Acquiring Fund outperformed both Acquired Funds for the 2023 calendar year and outperformed the Invesco Fund for the 2022 calendar year, while the Invesco Fund outperformed the Acquiring Fund for the 2021 calendar year. The Board noted that the AB Fund does not have a full year of calendar performance for 2022 or any performance history for 2021.

●	Investment Adviser and Other Service Providers. The Board considered that the Funds currently have the same investment adviser and administrator, JNAM, and many of the same service providers, with the exception of having different sub-advisers and different custodians. Specifically, the Board considered that the AB Fund is sub-advised by AB, the Invesco Fund is sub-advised by Invesco, and that the sub-adviser for the Acquiring Fund is Loomis Sayles. See “Comparison of Investment Adviser and Sub-Adviser.” The Board also noted that the custodian for the AB Fund is JPMorgan Chase Bank, N.A., and the custodian for the Invesco Fund and Loomis Fund is State Street Bank & Trust Company. The Board also considered that the transfer agent for the Acquiring Fund, JNAM, and the Distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC (“JNLD”), are the same as for the Acquired Funds and will remain the same immediately after the Reorganizations.

●	Federal Income Tax Consequences. The Board considered that the Reorganizations are not expected to be a taxable event for U.S. federal income tax purposes for Contract Owners.

●	Costs of Reorganizations. The Board considered that the costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the costs and expenses relating to obtaining a consent of an independent registered public accounting firm, will be borne by JNAM whether or not the Reorganizations are consummated. The Board also considered that the costs and expenses associated with the Reorganizations relating to the legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of each transaction, as well as the costs associated with the preparation of the tax opinion, will be borne by the Acquiring Fund whether or not the Reorganizations are consummated. The Board noted that no sales or other charges will be imposed on Contract Owners in connection with the Reorganizations.

For Proposal 1, the Board considered that it is currently anticipated that approximately 13% of the AB Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization in Proposal 1 (the “Proposal 1 Reorganization”), and, that prior to the Proposal 1 Reorganization, JNAM will likely use a transition manager to align or sell approximately 87% of the AB Fund’s holdings and invest the proceeds in accordance with the Acquiring Fund’s principal investment strategies. Thus, the Board considered that for Proposal 1, the AB Fund will bear the Transaction Costs associated with the Proposal 1 Reorganization and that such Transaction Costs for Proposal 1 are estimated to be $9,536 (0.04% of net assets).

For Proposal 2, the Board considered that it is currently anticipated that approximately 30% of the Invesco Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization in Proposal 2 (the “Proposal 2 Reorganization”), and, that prior to the Proposal 2 Reorganization, JNAM will likely use a transition manager to align or sell approximately 70% of the Invesco Fund’s holdings and invest the proceeds in accordance with the Acquiring Fund’s principal investment strategies. Thus, the Board considered that for Proposal 1, the AB Fund will bear the Transaction Costs associated with the Proposal 2 Reorganization and that such Transaction Costs for Proposal 2 are estimated to be $3,103,511 (0.23% of net assets).

In summary, in determining whether to recommend approval the Reorganizations, the Board considered factors including (1) the terms and conditions of the Reorganizations and whether the Reorganizations would result in dilution of the Acquired Funds’ and Acquiring Fund’s shareholders’, Contract Owners’, and plan participants’ interests; (2) the compatibility of the Funds’ investment objectives, investment strategies, and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Acquired Funds’ and Acquiring Fund’s shareholders, Contract Owners, and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the U.S. federal income tax consequences of the Reorganizations; and (8) the costs of the Reorganizations. No one factor was determinative and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to the Reorganizations to be adverse.

The Board, including the Independent Trustees, determined that the Reorganizations would be in the best interests of the Acquired Funds and Acquiring Fund and that the interests of the Acquired Funds’ and Acquiring Fund’s Contract Owners and other investors would not be diluted as a result of the Reorganizations. The Board voted unanimously to approve the Reorganizations and recommended its approval by Contract Owners and others with beneficial interests in the Acquired Funds.

If either or both of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do. While the Board has made no determination regarding this contingency, the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds.

Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of each Fund’s risk factors, please see “More Information on Strategies and Risk Factors” in Appendix B.

Federal Income Tax Consequences of the Reorganizations

As a condition to the consummation of each Reorganization, each Fund will have received one or more opinions of Ropes & Gray LLP, dated on or before the effective date of the Reorganization, substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes, the Reorganization will not be a taxable event for Contract Owners whose contract values are determined by investment in shares of the Acquired Funds. The opinion will be based on certain factual certifications made by officers of the Funds, the Adviser and the Insurance Companies offering the Contracts, and will also be based on reasonable assumptions.

None of the Trust, the Acquired Funds, or the Acquiring Fund has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract Owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

Contingency Plan

If either or both of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Trust

This section provides information about the Trust, the Adviser, and the sub-advisers for the Funds.

The Trust

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Board. Each Fund is a series of the Trust.

The Adviser

JNAM, located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to the Trust and provides the Funds with professional investment supervision and management. JNAM is registered with the SEC under the Investment Advisers Act of 1940, as amended. JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors.

JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Under the Investment Advisory and Management Agreement, JNAM is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by the Funds will be exercised. JNAM also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to the Funds by other service providers, including the custodian and shareholder servicing agent. JNAM is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that sub-adviser’s performance. JNAM is solely responsible for payment of any fees to the sub-adviser.

JNAM plays an active role in advising and monitoring each Fund and sub-adviser. When appropriate, JNAM recommends to the Board potential sub-advisers for a Fund. For those Funds managed by a sub-adviser, JNAM monitors each sub-adviser’s Fund management team to determine whether its investment activities remain consistent with the Funds’ investment strategies and objectives. JNAM also monitors changes that may impact the sub-adviser’s overall business, including the sub-adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each sub-adviser. In addition, JNAM obtains detailed, comprehensive information concerning each Fund’s and sub-adviser’s performance and Fund operations. JNAM is responsible for providing regular reports on these matters to the Board.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board. It may be terminated at any time upon 60 days’ notice by JNAM, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays JNAM a fee in respect of each Fund as described in each Fund’s Prospectus.

Management Fees

As compensation for its advisory services, JNAM receives a fee from the Trust computed separately for the Funds, accrued daily and payable monthly. The fee JNAM receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for each Fund as set forth in the Investment Advisory and Management Agreement and the aggregate annual fee the Fund paid to JNAM for the fiscal year ended December 31, 2024. Each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2024
AB Fund	0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.650% 0.600% 0.550% 0.540%	.65%
Invesco Fund	0 to $3 billion $3 billion to $5 billion Over $5 billion	.500% 0.490% 0.480%	.50%
Loomis Fund[1]	0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.550% 0.500% 0.490% 0.480%	.55%
[1]	Effective April 27, 2026, the advisory fee schedule for the Loomis Fund will be 0.530% on assets between $0 and $1 billion, 0.500% on assets between $1 billion and $3 billion, 0.490% on assets between $3 billion and $5 billion and 0.480% on assets over $5 billion.

A discussion of the basis for the Board’s approval of the Investment Advisory and Management Agreement is available in the Trust’s N-CSR filing for the period ended December 31, 2024 and will be available in the Trust’s N-CSR filing for the year ended December 31, 2025.

JNAM selects, contracts with, and compensates the sub-advisers to manage the investment and reinvestment of the assets of the Funds. JNAM monitors the compliance of the sub-advisers with the investment objectives and related policies of the Funds, reviews the performance of the sub-advisers, and reports periodically on such performance to the Board. Under the terms of each of the sub-advisory agreements, the sub-adviser is responsible for supervising and managing the investment and reinvestment of the assets of the assigned Fund and for directing the purchase and sale of the Fund’s investment securities, subject to the oversight and supervision of JNAM and the Board. The sub-advisers formulate a continuous investment program for an assigned Fund consistent with the Fund’s investment strategies, objectives and policies outlined in its Prospectus. Each sub-adviser implements such program by purchases and sales of securities and regularly reports to JNAM and the Board with respect to the implementation of such programs. As compensation for its sub-advisory services, each sub-adviser receives a fee from JNAM, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets. JNAM currently is obligated to pay the sub-advisers out of the advisory fee it receives from the applicable Fund.

JNAM and the Trust, together with other investment companies of which JNAM is investment adviser, have received an exemptive order (the “Order”) that allows JNAM to hire, replace or terminate unaffiliated sub-advisers or materially amend a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Board, but without the approval of shareholders. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. Under the terms of the Order, if a new sub-adviser is hired by JNAM, the affected Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within ninety (90) days of the change. The Order allows the Funds to operate more efficiently and with greater flexibility. JNAM provides oversight and evaluation services to the Funds, including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the Board whether a sub-adviser’s contract should be renewed, modified or terminated.

JNAM does not expect to recommend frequent changes of sub-advisers. Although JNAM will monitor the performance of the sub-advisers, there is no certainty that the sub-advisers or the Funds will obtain favorable results at any given time.

As compensation for the services for their respective Funds, the sub-advisers to the Acquired Funds, AB and Invesco, and the sub-adviser to the Acquiring Fund, Loomis Sayles, each receive a sub-advisory fee that is payable by JNAM. The following table shows the amount of sub-advisory fees that JNAM paid the sub-advisers (out of JNAM’s advisory fees) for the services provided by the respective sub-advisers for the fiscal year ended December 31, 2024:

Fund	Aggregate Fees Paid to Sub-Advisers
	Dollar Amount	As a Percentage of Average Daily Net Assets as of December 31, 2024
AB Fund[1]	$62,037	0.30%
Invesco Fund[2]	$3,860,908	0.22%
Loomis Fund[3]	$2,040,784	0.28%
[1]	The AB Fund commenced operations April 25, 2022.
[2]	For the purpose of calculating the sub-advisory fee for the Invesco Fund, Invesco applies a fee discount based on the average daily aggregate net assets of the JNL Series Trust funds sub-advised by Invesco.
3.	Effective April 27, 2026, for the purpose of calculating the sub-advisory fee for the Loomis Fund, a fee discount will be applied to total sub-advisory fees based on the average daily aggregate net assets of the JNL Series Trust funds sub-advised by Loomis.

A discussion of the basis for the Board’s approval of the sub-advisory agreements is available in the Trust’s N-CSR filing for the year ended December 31, 2024 and will be available in the Trust’s N-CSR filing for the period ended December 31, 2025.

In addition to the investment advisory fee, each Fund currently pays to JNAM (the “Administrator”) an administrative fee as an annual percentage of the average daily net assets of each Fund, accrued daily and paid monthly, as set forth below.

Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
AB Fund	$0 to $3 billion Assets over $3 billion	0.15% 0.13%
Invesco Fund	$0 to $3 billion Assets over $3 billion	0.15% 0.13%
Loomis Fund	$0 to $3 billion Assets over $3 billion	0.15% 0.13%

In return for the administrative fee, the Administrator provides or procures all necessary administrative functions and services for the operation of each Fund. In addition, the Administrator, at its own expense, arranges and pays for routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance, expenses related to the Funds’ Chief Compliance Officer, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

The Sub-Advisers

The sub-adviser to the AB Fund is AB. AB is a global investment management firm that offers high-quality research and diversified investment services to institutional investors, individuals and private wealth clients in major world markets.

The following table describes the AB Fund’s sub-adviser, portfolio managers, and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the AB Fund is available in the Trust’s Statement of Additional Information.

AB Fund (Acquired Fund)
Sub-Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
AllianceBernstein L.P. 501 Commerce Street Nashville, Tennessee 37203 Portfolio Managers Daniel C. Roarty, CFA Benjamin Ruegsegger, CFA

Daniel C. Roarty, CFA, is Chief Investment Officer of the Sustainable Equities Team at AB. Mr. Roarty manages a suite of geographically diverse strategies dedicated to the achievement of the United Nations (“UN”) Sustainable Development Goals (“SDGs”). Since assuming the Chief Investment Officer role in 2013, Mr. Roarty has become a thought leader in socially responsible investing, utilizing the SDGs as a road map for identifying thematic investment opportunities. Mr. Roarty is an active part of the sustainable investing community, acting as a subject-matter expert around the globe, including speaking at the 2018 Sustainable Investing Conference at the UN. Mr. Roarty joined the AB in 2011 as global technology sector head on the Global/International Research Growth team and was named team lead in early 2012. Mr. Roarty previously spent nine years at Nuveen Investments, where he co-managed both a large-cap and a multi-cap growth strategy. His research experience includes coverage of technology, industrials and financials stocks at Morgan Stanley and Goldman Sachs. Mr. Roarty holds a BS in finance from Fairfield University and an MBA from the Wharton School at the University of Pennsylvania. Mr. Roarty is a CFA charterholder.

Benjamin Ruegsegger, CFA, is Senior Vice President and Portfolio Manager at AB. Mr. Ruegsegger is a Portfolio Manager on the Sustainable US Thematic, Sustainable Global Thematic, and Sustainable International Thematic strategies, and a Senior Research Analyst on the Sustainable Thematic Equities Portfolios. He joined the firm in 2001 in an operations role and in 2006 moved to equity research as an analyst covering the financials and consumer-discretionary sectors for the US Mid Cap Growth team. Since 2008, Mr. Ruegsegger has supported the Sustainable Thematic Equities Portfolios, covering various sectors in the market, most recently technology. In 2017, he was named Portfolio Manager of the Sustainable US Thematic Strategy. Mr. Ruegsegger holds a BA in economics and finance from Eastern University and is a CFA charterholder.

The sub-adviser to the Invesco Fund is Invesco. Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

The following table describes the Invesco Fund’s sub-adviser, portfolio manager, and the portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Invesco Fund is available in the Trust’s Statement of Additional Information.

Invesco Fund (Acquired Fund)
Sub-Adviser & Portfolio Manager	Portfolio Manager’s Business Experience
Invesco Advisers, Inc. 1331 Spring Street NW, Suite 2500 Atlanta, Georgia 30309 Portfolio Manager John Delano, CFA

The portfolio manager of the Fund is John Delano, CFA. Mr. Delano is a portfolio manager of Invesco and/or its affiliates since May 2019.  Prior to 2019, Mr. Delano was a Vice President and Director of Equity Research, Global Team of OppenheimerFunds since 2010. Prior to that, Mr. Delano served as Director of Equity Research, Growth Team, of OppenheimerFunds since 2007.  Mr. Delano is principally responsible for the day-to-day management of the Fund’s portfolio.  Mr. Delano has been a manager of the Fund since March 2017. He has earned the right to use the Chartered Financial Analyst designation.

The sub-adviser to the Loomis Fund is Loomis Sayles. Loomis Sayles is a Delaware limited partnership, registered as an investment adviser that provides investment advice to retirement and pension plans, institutional and corporate clients, insurance companies, mutual funds and high net worth individuals. Loomis Sayles is registered as an investment adviser under the Investment Advisers Act. Loomis Sayles was founded in 1926 and is one of the oldest investment advisory firms in the United States.

The following table describes the Loomis Fund’s sub-adviser, portfolio manager, and the portfolio manager’s business experience. Information about the portfolio manager’s compensation, other accounts they manage and their ownership of securities of the Loomis Fund is available in the Trust’s Statement of Additional Information.

Loomis Fund (Acquiring Fund)
Sub-Adviser & Portfolio Manager	Portfolio Manager’s Business Experience
Loomis, Sayles & Company, L.P. One Financial Center Boston, Massachusetts 02111 Portfolio Manager Aziz V. Hamzaogullari, CFA

Aziz V. Hamzaogullari, CFA is the Chief Investment Officer and Founder of the Growth Equity Strategies Team at Loomis Sayles. He is the Portfolio Manager of the Loomis Sayles Large Cap, Global and All Cap Growth and International Growth Strategies, including the Loomis Sayles Growth, Global Growth and International Growth mutual funds and products outside the US, as well as the Sakorum Long/Short Equity Fund. Mr. Hamzaogullari is also a member of Loomis Sayles’ Board of Directors. Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen Investments where he was a senior portfolio manager. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. Mr. Hamzaogullari was head of Evergreen’s Berkeley Street Growth Equity team and was the founder of the research and investment process. Prior to Evergreen, Mr. Hamzaogullari was a senior equity analyst and portfolio manager at Manning & Napier Advisors. He has 31 years of investment industry experience. He earned a BS from Bilkent University, Turkey, and an MBA from George Washington University. He is also a member of CFA Society Boston.

Additional Information

Classes of Shares

The Trust has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, the Funds have two classes of shares, Class A and Class I. As discussed in “Distribution Arrangements” below, the Class A shares of the Funds are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Under the multi-class structure, the Class A shares and Class I shares of the Funds represent interests in the same portfolio of securities and are substantially the same except for “class expenses.”

The expenses of the Funds are borne by each class of shares based on the net assets of the Fund attributable to each Class, except that class expenses are allocated to the appropriate class. “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the 12b-1 Plan described below, and any other expenses that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or Contract Owners funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Distribution Arrangements

JNLD (or the “Distributor”), 300 Innovation Dr., Franklin, Tennessee 37067 is the principal underwriter of the Funds of the Trust. JNLD is an indirect, wholly owned subsidiary of Jackson. JNLD is responsible for promoting sales of each Fund’s shares. The Distributor also is the principal underwriter of the variable annuity insurance products issued by Jackson National and its subsidiaries. On behalf of the Funds, the Trust has adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, an Amended and Restated Distribution Plan (“Plan”) with respect to the Class A shares of each Fund. The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan. Under the Plan, each Fund pays a Rule 12b-1 fee to JNLD, as principal underwriter, at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. To the extent consistent with the Plan and applicable law, the Distributor may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The Distributor and/or an affiliate have the following relationships with one or more of the sub-advisers and/or their respective affiliates:

●	The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which those sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.

●	The Distributor acts as distributor of variable insurance contracts and variable life insurance policies issued by the Insurance Companies. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the variable insurance contracts and variable life insurance policies.

Payments to Broker-Dealers and Financial Intermediaries

Only Separate Accounts of the Insurance Companies and series, including fund of funds, of registered investment companies in which either or both of the Insurance Companies invest may purchase shares of the Funds. You may invest indirectly in the Funds through your purchase of a variable annuity or life insurance contract issued by Separate Accounts of the Insurance Companies that invests directly, or through a fund of funds, in these Funds. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable Separate Account through which you invest indirectly. If an investor invests in the Funds under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment in Trust Shares

Shares of the Funds are presently offered only to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts, to non-qualified retirement plans, other regulated investment companies, other affiliated funds and to Jackson. The Separate Accounts, through their various sub-accounts that invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”) using premiums received on Contracts issued by the insurance company. Shares of the Funds are not available to the general public for direct purchase.

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge.

The Funds are managed by sub-advisers who manage publicly available mutual funds that have similar names and investment objectives. While the Funds may be similar to or modeled after publicly available mutual funds, Contract Owners should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The price of each Fund’s shares is based on its NAV. The NAV of each Fund’s shares is generally determined by JNAM once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of each Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act.  The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV. Generally, the value of exchange-listed or exchange-traded securities is based on their respective market prices, and fixed income securities are valued based on prices provided by an independent pricing service. Current NAV per share of the Fund’s classes may be obtained by calling 1-800-644-4565 (Jackson National Customer Care).

Domestic fixed-income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

The Board, on behalf of each Fund, has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. Further, the Board has designated JNAM as the Valuation Designee. As the Valuation Designee, the Adviser has established a valuation committee and adopted procedures and guidelines pursuant to which JNAM determines the “fair value” of a security for which market quotations are not readily available or are determined to be not reflective of market value. Under these procedures, the “fair value” of a security generally will be the amount, determined by JNAM in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

JNAM has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Policies and Procedures” and “Valuation Guidelines.” The valuation committee will also review the value of restricted securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price is not reflective of the market value (e.g. disorderly market transactions). In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The Funds may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”). Accordingly, the Trust’s procedures for valuing of portfolio securities also authorize JNAM to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s NAV. When fair valuing foreign equity securities, JNAM adjusts the closing prices of foreign portfolio equity securities based upon pricing models provided by an independent pricing service in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

JNAM will “fair value” securities held by a Fund if it determines that a “significant event” has occurred. Under the Trust’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities, and a “significant event” affecting multiple issuers might include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of the Insurance Companies, the Insurance Companies themselves, non-qualified retirement plans and certain other regulated investment companies.

The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders. This type of excessive short-term trading activity is referred to herein as “market timing.” The Funds are not intended to serve as vehicles for market timing.  The Board has adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) take various steps designed to deter and curtail market timing with the cooperation of the Insurance Companies. For example, in the event of a round trip transfer, complete or partial redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds. The “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred. The “fair value” pricing policy is described under “Investment in Trust Shares” above.

The policies and procedures described above are intended to deter and curtail market timing in the Funds. However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on the Insurance Companies to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of Jackson National’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

Share Redemption

A Separate Account redeems shares of a Fund to make benefit or withdrawal payments under the terms of its Contracts. Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund’s transfer agent, in proper form.

The Trust may suspend the right of redemption only under the following circumstances:

●	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
●	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
●	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of each Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, JNAM will notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund’s line of credit or Interfund Lending Program.

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from or to another Fund or an unaffiliated fund. If a Fund redeems shares in kind from another Fund or from an unaffiliated fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

Dividends and Other Distributions

Each Acquired Fund generally does not expect to make distributions of its net investment income and net realized capital gains. The Acquiring Fund generally distributes most or all of its net investment income and net realized gains, if any, no less frequently than annually.

For each Fund, distributions other than in redemption of Fund shares, if any, are automatically reinvested at net asset value in shares of the distributing class of that Fund.

Tax Status

Each Acquired Fund has been and intends to continue to be treated as a partnership for U.S. federal income tax purposes and does not expect to make regular distributions (other than in redemption of Acquired Fund Shares) to shareholders through the Closing Date of the applicable Reorganization. The interests in each Acquired Fund are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts and by Jackson National.

Each Acquired Fund is treated as a partnership separate from the Trust for purposes of the Code. Therefore, the assets, income, and distributions, if any, of each Acquired Fund is considered separately for purposes of determining the tax classification of an Acquired Fund.

Because the shareholders of each Acquired Fund are Separate Accounts of variable insurance contracts and Jackson National, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of an Acquired Fund. Distributions from an Acquired Fund, if any, are not taxable to those shareholders. However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

Each Acquired Fund currently complies and intends to continue to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts through the Closing Date. The Investment Advisory and Management Agreement and sub-advisory agreements require the Acquired Funds to be operated in compliance with these diversification requirements. The Adviser or sub-adviser may depart from the investment strategy of an Acquired Fund only to the extent necessary to meet these diversification requirements.

The Acquiring Fund has elected and intends to continue to qualify and be eligible for treatment as a “regulated investment company” (also known as a “RIC”) under Subchapter M of the Code. As a RIC, the Acquiring Fund has and intends to continue to distribute all its net investment income and net capital gains to shareholders no less frequently than annually and, therefore, has not and does not expect to be required to pay any federal income or excise taxes. The interests in the Acquiring Fund are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts and by various funds of the Trust, which are partnerships for U.S. federal income tax purposes.

The Acquiring Fund is treated as a corporation separate from the Trust for purposes of the Code. Therefore, the assets, income, and distributions of the Acquiring Fund are considered separately for purposes of determining whether or not the Acquiring Fund qualifies for treatment as a RIC under Subchapter M of the Code.

Because the shareholders of the Acquiring Fund are Separate Accounts of variable insurance contracts and certain partnerships, the owners of which are Separate Accounts, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the Acquiring Fund, provided certain requirements are met.

Distributions from the Acquiring Fund are not taxable to those shareholders. However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

The Acquiring Fund currently complies and intends to continue to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts. The Investment Advisory and Management Agreement and sub-advisory agreement require the Acquiring Fund to be operated in compliance with these diversification requirements. The Adviser and sub-adviser may depart from the investment strategy of the Acquiring Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Acquired Funds and the Acquiring Fund for the past five years or, if shorter, the period of the Fund’s operations. The following tables provide selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate that an investor would have earned (or lost) on an investment in an Acquired Fund or the Acquiring Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower. You should refer to the appropriate Contract prospectus regarding such charges. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust’s N-CSR filing. The information for the period ended June 30, 2025 has not been audited. The unaudited interim financial statements as of June 30, 2025 reflect all adjustments which are, in the opinion of management, of a normal recurring nature and necessary for a fair statement of the results for the interim period presented. Each Fund’s financial statements are included in the Trust’s N-CSR filings, which are available upon request.

JNL Series Trust – Acquired Funds and Acquiring Fund

Financial Highlights

For a Share Outstanding

The information for the period ended June 30, 2025 has not been audited.

		Increase (decrease) from investment operations				Distributions from					Supplemental data		Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/AB Sustainable Global Thematic Fund (Acquired Fund)
Class A
06/30/25	11.46	0.01		0.71	0.72	—		—	12.18	6.28	23,827	40	1.21	1.21	0.10
12/31/24	10.80	(0.02)		0.68	0.66	—		—	11.46	6.11	21,518	48	1.20	1.20	(0.14)
12/31/23	9.33	0.02		1.45	1.47	—		—	10.80	15.76	18,384	49	1.13	1.13	0.17
12/31/22(a)	10.00	0.01		(0.68)	(0.67)	—		—	9.33	(6.70)	13,827	28	1.15	1.15	0.11

Class I
06/30/25	11.55	0.02		0.73	0.75	—		—	12.30	6.49	885	40	0.91	0.91	0.40
12/31/24	10.86	0.02		0.67	0.69	—		—	11.55	6.35	555	48	0.90	0.90	0.18
12/31/23	9.36	0.05		1.45	1.50	—		—	10.86	16.03	642	49	0.83	0.83	0.45
12/31/22(a)	10.00	0.01		(0.65)	(0.64)	—		—	9.36	(6.40)	226	28	0.85	0.85	0.10

JNL/Invesco Global Growth Fund (Acquired Fund)
Class A
06/30/25	29.34	0.01		2.32	2.33	—		—	31.67	7.94	1,383,560	9	0.96	0.96	0.10
12/31/24	25.33	(0.04)		4.05	4.01	—		—	29.34	15.83	1,396,935	12	0.97	0.97	(0.13)
12/31/23	18.82	(0.01)		6.52	6.51	—		—	25.33	34.59	1,412,660	7	0.96	0.96	(0.06)
12/31/22	27.77	(0.01)		(8.94)	(8.95)	—		—	18.82	(32.23)	1,180,323	14	0.95	0.95	(0.06)
12/31/21	24.07	(0.12)		3.82	3.70	—		—	27.77	15.37	1,938,245	7	0.96	0.96	(0.46)
12/31/20	18.78	(0.04)		5.33	5.29	—		—	24.07	28.17	1,905,584	10	0.95	0.95	(0.21)

Class I
06/30/25	30.36	0.06		2.40	2.46	—		—	32.82	8.10	20,016	9	0.66	0.66	0.41
12/31/24	26.13	0.06		4.17	4.23	—		—	30.36	16.19	19,326	12	0.67	0.67	0.22
12/31/23	19.36	0.06		6.71	6.77	—		—	26.13	34.97	256,823	7	0.66	0.66	0.24
12/31/22	28.48	0.07		(9.19)	(9.12)	—		—	19.36	(32.02)	237,661	14	0.65	0.65	0.31
12/31/21	24.61	(0.04)		3.91	3.87	—		—	28.48	15.73	772,262	7	0.66	0.66	(0.16)
12/31/20	19.15	0.02		5.44	5.46	—		—	24.61	28.51	769,286	10	0.65	0.65	0.10

JNL/Loomis Sayles Global Growth Fund (Acquiring Fund)
Class A
06/30/25	18.69	(0.00	)(b)	2.44	2.44	—		—	21.13	13.06	526,607	8	1.00	1.00	(0.01)
12/31/24	15.57	(0.03)		3.54	3.51	(0.01)		(0.38)	18.69	22.45	444,819	10	1.00	1.00	(0.20)
12/31/23	11.80	(0.01)		4.29	4.28	(0.01)		(0.50)	15.57	36.41	429,939	16	1.01	1.01	(0.05)
12/31/22	16.00	0.01		(4.21)	(4.20)	(0.00	)(b)	—	11.80	(26.25)	303,107	21	1.00	1.00	0.05
12/31/21	15.47	(0.03)		0.90	0.87	—		(0.34)	16.00	5.61	438,686	10	1.01	1.01	(0.20)
12/31/20	11.54	(0.05)		4.07	4.02	(0.03)		(0.06)	15.47	34.85	465,932	33	1.01	1.01	(0.35)

Class I
06/30/25	18.97	0.03		2.48	2.51	—		—	21.48	13.23	354,453	8	0.70	0.70	0.31
12/31/24	15.79	0.02		3.60	3.62	(0.06)		(0.38)	18.97	22.82	300,665	10	0.70	0.70	0.10
12/31/23	11.96	0.04		4.33	4.37	(0.04)		(0.50)	15.79	36.76	278,343	16	0.71	0.71	0.28
12/31/22	16.16	0.05		(4.24)	(4.19)	(0.01)		—	11.96	(25.97)	224,270	21	0.70	0.70	0.39
12/31/21	15.59	0.02		0.89	0.91	—		(0.34)	16.16	5.82	464,891	10	0.71	0.71	0.10
12/31/20	11.59	0.03		4.06	4.09	(0.03)		(0.06)	15.59	35.30	479,627	33	0.71	0.71	0.21

(a) The Fund commenced operations on April 25, 2022.

(b) Amount represents less than $0.005.

VOTING INFORMATION

The following information applies to the Reorganization of each Acquired Fund into the Acquiring Fund for which you are entitled to vote.

The Meeting

The Meeting will be held at 9:30 a.m., Eastern Time, on March 25, 2026, at 1 Corporate Way, Lansing, Michigan 48951, together with any adjournment thereof. The Meeting is being held to consider and vote on the Plans of Reorganization, which provide for the reorganization of each Acquired Fund into the Acquiring Fund, as outlined below, and any other business that may properly come before the Meeting. Only shareholders of the relevant Acquired Fund are entitled to vote with respect to the proposed Reorganization of that Fund, and approval or disapproval as to each Reorganization contemplated by the respective Plan of Reorganization will be solicited separately for each Acquired Fund, as follows:

Proposals	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the AB Fund into the Loomis Fund.	Shareholders of the AB Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Invesco Fund into the Loomis Fund.	Shareholders of the Invesco Fund

Copies of the Plans of Reorganization are attached hereto as Appendix A of this Combined Proxy Statement/Prospectus.

The Board fixed the close of business on January 31, 2026, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

Quorum and Voting

The Amended and Restated By-Laws of the Trust, dated September 6, 2019 (the “By-Laws”), provide that, except as otherwise provided by law, the Amended and Restated Declaration of Trust dated June 1, 1994 and amended and restated on September 25, 2017 (the “Declaration of Trust”), or the By-Laws, the holders of a majority of the shares issued and outstanding and entitled to vote at the meeting, present in person, present by means of remote communication in a manner, if any, authorized by the Board in its sole discretion, or represented by proxy, shall constitute a quorum for the transaction of business. The presence of the Insurance Companies, through the presence of an authorized representative, constitutes a quorum. A quorum, once established at a meeting, shall not be broken by the withdrawal of enough votes to leave less than a quorum.

The By-Laws further provide that shares may be voted in person or by proxy. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving its invalidity shall rest on the challenger. At all meetings of Shareholders, unless inspectors of election have been appointed, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting. Any person giving voting instructions may revoke them at any time prior to their exercise by submitting to the Secretary of the Trust a superseding voting instruction form or written notice of revocation. Voting instructions can be revoked until the Meeting date. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Fund in accordance with all properly executed and unrevoked voting instructions. Unless otherwise specified in the proxy, the proxy shall apply to all shares of the Fund owned by the Shareholder.

Required Vote

The vote of the “majority of the outstanding voting shares” of a Fund is required to approve a Proposal. The vote of the “majority of the outstanding voting shares” means the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. Except as otherwise provided by law, if a Shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Meeting for purposes of determining the existence of a quorum. However, abstentions will not be counted as a vote cast on such proposal. The approval of a Proposal depends upon whether a sufficient number of votes are cast for that Proposal. Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against that Proposal.

Contract Owner Voting Instructions

The Trust is organized as a Massachusetts business trust. Shares of the Trust currently are sold only to Separate Accounts of the Insurance Companies to fund the benefits of variable insurance contracts, to certain non-qualified employee benefit plans of Jackson National, or directly to the Insurance Companies. In addition, shares of the Trust are sold to certain funds of the Trust organized as funds-of-funds. Although the Insurance Companies legally own all of the shares of the Fund held in their respective Separate Accounts that relate to the Contracts, a portion of the value of each Contract is invested by the Insurance Companies, as provided in the Contract, in shares of one or more funds.

Contract Owners have the right under the interpretations of the 1940 Act to instruct the relevant Insurance Company how to vote the shares attributable to their Contract. Contract Owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct the relevant Insurance Company how to vote at the Meeting or any adjourned session. The Insurance Company will vote all such shares in accordance with the voting instructions timely given by the Contract Owners with assets invested in an Acquired Fund. Shares for which the Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the applicable Proposal. Shares for which the Insurance Company receives no timely voting instructions from a Contract Owner will be voted by the applicable Insurance Company either for or against approval of the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners have provided voting instructions to the Insurance Company. The Insurance Companies and their affiliates will vote their own shares and shares held by other RICs in the same proportion as voting instructions timely given by Contract Owners. As a result, a small number of Contract Owners may determine the outcome of the vote.

Contract Owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Contract as of the Record Date. The Insurance Companies have fixed the close of business on March 24, 2026 as the last day on which voting instructions will be accepted, other than those provided in person at the Meeting.

Proxy and Voting Instruction Solicitations

The Board is soliciting proxies from shareholders of the Acquired Funds. The Insurance Companies are the shareholders of record and are soliciting voting instructions from their Contract Owners as to how to vote at the Meeting. In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, telephone or personal contact by officers or employees of the Trust, JNAM or officers or employees of the Insurance Companies.

JNAM, as the Trust’s administrator, has retained the services of Broadridge Investor Communication Solutions, Inc. (“Broadridge”), 51 Mercedes Way, Edgewood, New York 11717. Under the agreement between JNAM and Broadridge, Broadridge will provide proxy distribution, solicitation, and tabulation services (the “Services”). The anticipated cost of the Services to be provided by Broadridge in connection with this proxy solicitation is approximately $71,290 and will be borne by JNAM whether or not each Reorganization is consummated.

The costs of printing and mailing of the Notice, this Combined Proxy Statement/Prospectus, and the accompanying voting instruction card, and the solicitation of Contract Owner voting instructions, will be paid by JNAM whether or not each Reorganization is consummated. The Trust does not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

Adjournments

Any authorized voting instructions will be valid for any adjournment of the Meeting. If the Trust receives an insufficient number of votes to approve either or both of the Proposals, the Meeting may be adjourned to permit the solicitation of additional votes. The Meeting may be adjourned by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No Shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

Revocation of Voting Instructions

Any person giving voting instructions may revoke them at any time prior to the Meeting by submitting to the Insurance Companies a superseding voting instruction form or written notice of revocation or by appearing and voting in person at the Meeting. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Acquired Funds in accordance with all properly executed and un-revoked voting instructions.

Outstanding Shares and Principal Shareholders

The Insurance Companies will vote on the Reorganizations as instructed by their Contract Owners. As of January 31, 2026, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Funds.

Because the shares of the Funds are sold only to the separate accounts of the Insurance Companies, certain funds of the Trust organized as funds-of-funds, and certain non-qualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in the Trust as funding vehicles for the Contracts and certain retirement plans, are the owners of record of substantially all of the shares of the Trust. In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. The table below shows the number of outstanding shares of the Acquired Funds as of the Record Date that are entitled to vote at the Meeting.

Funds	Total Number of Outstanding Shares
AB Fund (Class A)	2,088,988.097
AB Fund (Class I)	73,358.704
Invesco Fund (Class A)	38,493,009.203
Invesco Fund (Class I)	560,608.500

As of the Record Date, January 31, 2026, the following person(s) owned 5% or more of the shares of the AB Fund either beneficially or of record:

AB Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Proposal 1 Combined Fund (assuming the Reorganization occurs)
Ruth Skiera 2883 Wildwood Road Manistee, Michigan 49660	28.12%	0.10%
Steven Banks & Jean Schneider 1 Hanson Place. Apt 14K Brooklyn, New York 11243	24.26%	0.09%
James B Stille 730 Ranchview Lane North Plymouth, Maine 55447	10.11%	0.04%
Charles Stephens 151 Goodrich Avenue St. Paul, Minnesota 55102	8.16%	0.03%
Jeffrey A Scales P.O. Box 513 Rhinebeck, New York 12572	7.38%	0.03%
Ronald M Joye 140 Innsbruck Drive Columbia, South Carolina 29212	6.15%	0.02%

As of the Record Date, January 31, 2026, no person(s) owned 5% or more of the shares of the Invesco Fund either beneficially or of record.

*          *          *          *          *

APPENDIX A

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/AB Sustainable Global Thematic Fund

JNL/Loomis Sayles Global Growth Fund

This Plan of Reorganization has been entered into on April 24, 2026, by JNL SERIES TRUST (the “Trust”), a Massachusetts business trust, on behalf of its JNL/AB Sustainable Global Thematic Fund (the “Acquired Fund”) and its JNL/LOOMIS SAYLES GLOBAL GROWTH FUND (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

1.	The Closing Date shall be April 24, 2026, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

2.	The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

3.	On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

4.	In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

5.	For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.

6.	Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.

7.	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses relating to obtaining a consent of an independent registered public accounting firm, will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The costs and expenses associated with the Reorganization relating to the legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, as well as the costs associated with the preparation of the Tax Opinion, will be borne by the Acquiring Fund whether or not the Reorganization is consummated.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:	Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

Acknowledged and agreed to with respect to Paragraph 7 above:

Jackson National Asset Management, LLC

By:
Name:	Mark D. Nerud
Title:	President and Chief Executive Officer

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/Invesco Global Growth Fund

JNL/Loomis Sayles Global Growth Fund

This Plan of Reorganization has been entered into on April 24, 2026, by JNL SERIES TRUST (the “Trust”), a Massachusetts business trust, on behalf of its JNL/Invesco Global Growth Fund (the “Acquired Fund”) and its JNL/LOOMIS SAYLES GLOBAL GROWTH FUND (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

1.	The Closing Date shall be April 24, 2026, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

2.	The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

3.	On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

4.	In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

5.	For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.

6.	Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.

7.	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses relating to obtaining a consent of an independent registered public accounting firm, will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The costs and expenses associated with the Reorganization relating to the legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, as well as the costs associated with the preparation of the Tax Opinion, will be borne by the Acquiring Fund whether or not the Reorganization is consummated.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

Acknowledged and agreed to with respect to Paragraph 7 above:

Jackson National Asset Management, LLC

By:
Name:	Mark D. Nerud
Title:	President and Chief Executive Officer

APPENDIX B

More Information on Strategies and Risk Factors

Acquired Fund

JNL/AB Sustainable Global Thematic Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies. The Fund pursues opportunistic growth by investing in a global universe of companies whose business activities AllianceBernstein L.P., the Fund’s sub-adviser (“Sub-Adviser”), believes position the company to benefit from certain sustainable investment themes that align with one or more of the United Nations Sustainable Development Goals (“SDGs”) and thereby are expected to experience growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of issuers located throughout the world that satisfy the Fund’s sustainability criteria. An issuer that derives at least 25% of its total revenues from activities consistent with the achievement of the SDGs meets such criteria, although many of the issuers in which the Fund invests will derive a greater portion of their revenues from such activities.

The Sub-Adviser employs a combination of “top-down” and “bottom-up” investment processes with the goal of identifying, based on its internal research and analysis, securities of companies worldwide that fit into sustainable investment themes. First, the Sub-Adviser identifies, through its “top-down” process, the sustainable investment themes, which include climate, health and empowerment and may change over time based on the Sub-Adviser’s research. In addition to this “top-down” thematic approach, the Sub-Adviser also uses a “bottom-up” analysis of individual companies, focusing on prospective earnings growth, valuation, and quality of company management and on evaluating a company’s risks, including those related to environmental, social and corporate governance (“ESG”) factors. ESG factors, which can vary across companies and industries, may include environmental impact, corporate governance, ethical business practices, diversity and employee practices, product safety, supply chain management and community impact. Eligible investments include securities of issuers that the Sub-Adviser believes will maximize total return while also contributing to positive societal impact aligned with one or more of the SDGs. While the Sub-Adviser emphasizes focusing on individual companies with favorable ESG attributes over the use of broad-based negative screens (e.g., disqualifying business activities) in assessing a company’s exposure to ESG factors, the Fund will not invest in companies that derive revenue from direct involvement in adult entertainment, alcohol, coal, controversial weapons, firearms, gambling, GMOs, military contracting, prisons, or tobacco. The Sub-Adviser applies the “top-down” and “bottom-up” criteria stated herein to every investment, and each investment must meet both criteria. Every security must meet the Sub-Adviser’s sustainability criteria to be included in the possible investment universe, and thus inclusion in the Fund’s portfolio.

Proxies of companies in which the Fund invests are voted in accordance with the Sub-Adviser’s proxy voting policies. Information on such policies is included in the Fund’s SAI, as required.

The Sub-Adviser normally considers a large universe of mid- to large-capitalization companies worldwide for investment.

The Fund invests in securities issued by U.S. and non-U.S. companies from multiple industry sectors in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund invests in both developed and emerging market countries. Under normal market conditions, the Fund invests at least 40% of its assets in securities of non-U.S. companies, defined as those companies that are domiciled or with substantial business operations outside the U.S. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries. The percentage of the Fund’s assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Sub-Adviser’s assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. Investments in new, smaller or less-seasoned companies may offer more reward but may also entail more risk than is generally true of larger, established companies. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities, real estate investment trusts and zero-coupon bonds.

The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. Investments in ETFs will not be subject to the Fund’s sustainable investment themes or ESG factors.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Sub-Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund, from time to time, invests in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Sub-Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

In determining when and to what extent to enter into derivatives transactions or to invest in ETFs, the Sub-Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Sub-Adviser will consider the impact of derivatives and ETFs in making its assessment of the Fund’s risks.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Managed portfolio risk
●	Equity securities risk
●	Market risk
●	Sector risk
●	ESG (Environmental, Social & Governance) investment strategy risk
●	Foreign securities risk
●	Large-capitalization investing risk
●	Mid-capitalization investing risk
●	Emerging markets and less developed countries risk
●	Currency risk
●	Derivatives risk
●	Exchange-traded funds investing risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments. There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. These additional risks are:

●	Cybersecurity risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquired Fund

JNL/Invesco Global Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital appreciation.

Principal Investment Strategies. The Fund invests mainly in common stocks of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States and Western European countries. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-capitalization companies.

The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. OTC markets are considered “foreign securities” for the purposes of the Fund’s investment allocations.

Invesco Advisers, Inc. (“Sub-Adviser”) primarily looks for quality companies, regardless of domicile, that have sustainable growth. The Sub-Adviser’s investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. The Sub-Adviser seeks to identify secular changes in the world and looks for pockets of durable change that the Sub-Adviser believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The Sub-Adviser does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the Sub-Adviser employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics the Sub-Adviser seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the Sub-Adviser believes will enable the company to fund its own growth. These criteria may vary. The Sub-Adviser also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook.

The Sub-Adviser has a long-term investment horizon of typically three to five years. The Sub-Adviser also has a contrarian buy discipline; the Sub-Adviser buys common stocks of high-quality companies that fit the Sub-Adviser’s investment criteria when the Sub-Adviser believes the valuations, at the time of purchase, underestimate what the Sub-Adviser believes are their long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to what the Sub-Adviser believes is an attractive investment opportunity. The Sub-Adviser monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Market risk
●	Stock risk
●	Equity securities risk
●	Foreign securities risk
●	European investment risk
●	Emerging markets and less developed countries risk
●	Concentration risk
●	Sector risk
●	Investment style risk
●	Small-capitalization investing risk
●	Large-capitalization investing risk
●	Mid-capitalization investing risk
●	Depositary receipts risk
●	Preferred stock risk
●	Managed portfolio risk
●	Volatility risk
●	Currency risk
●	Investment strategy risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments. There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. These additional risks are:

●	China and India country specific risk
●	Temporary defensive positions and large cash positions risk
●	Expense risk
●	Cybersecurity risk
●	Derivatives risk
●	Redemption risk
●	Regulatory investment limits risk
●	Counterparty risk
●	Investment in money market funds risk
●	Convertible securities risk
●	Government regulatory risk
●	Leverage risk
●	Restricted securities risk
●	Securities lending risk
●	Settlement risk
●	Accounting risk
●	Financial services risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquiring Fund

JNL/Loomis Sayles Global Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 30% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries.

Notwithstanding the foregoing, to determine if a security is classified as U.S. or non-U.S., Loomis, Sayles & Company, L.P., the Fund’s sub-adviser (“Sub-Adviser”) considers a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers.

The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets IndexSM. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

The Fund normally invests across a wide range of sectors and industries. The Sub-Adviser employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e. companies with share prices trading significantly below what the portfolio manager believes the share price should be).

The Fund will consider selling a portfolio investment when the Sub-Adviser believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the Sub-Adviser deems appropriate.

The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”). Under normal market conditions, the Sub-Adviser does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Alongside other factors, the Sub-Adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. Consideration of ESG factors and risks is only one component of the Sub-Adviser’s assessment of eligible investments and may not be a determinative factor in the Sub-Adviser’s final decision on whether to invest in a security. In addition, the weight given to ESG factors may vary across types of investments, industries, regions and issuers, and ESG factors and weights considered may change over time. The Sub-Adviser may not assess every investment for ESG factors, and, when it does, not every ESG factor may be identified or evaluated.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Market risk
●	Issuer risk
●	Company risk
●	Managed portfolio risk
●	Non-diversification risk
●	Foreign securities risk
●	Depositary receipts risk
●	Rule 144A securities risk
●	Liquidity risk
●	Currency risk
●	Emerging markets and less developed countries risk
●	China risk
●	Large-capitalization investing risk
●	Mid-capitalization investing risk
●	Small-capitalization investing risk
●	Counterparty risk
●	Derivatives risk
●	Leverage risk
●	Credit risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments. There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. These additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Forward and futures contract risk
●	Government regulatory risk
●	Redemption risk
●	Regulatory investment limits risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Glossary of Risks

Accounting risk – The Fund makes investment decisions, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

China risk – The value of a Fund’s investments in Chinese securities will be impacted by the economic, political, diplomatic, and social conditions within China. China is generally considered an emerging market country and investments in Chinese securities carry the risks associated with emerging markets, as well as risks particular to the region. China may be subject to considerable degrees of economic, political and social instability. The economies, industries, and securities and currency markets of China may be adversely affected by slow economic activity worldwide, protectionist trade policies, dependence on exports and international trade, currency devaluations and other currency exchange rate fluctuations, restrictions on monetary repatriation, increasing competition from Asia’s low-cost emerging economies, environmental events and natural disasters that may occur in China, and military conflicts either in response to social unrest or with other countries. In addition, the tax laws and regulations in mainland China are subject to change, possibly with retroactive effect. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. Investments in Chinese issuers may be subject to the risk of expropriation and nationalization. The Chinese government may also impose capital controls, which could adversely affect a Fund, its ability to repatriate its investments and the value of the Fund’s investments. In addition, the Chinese government may intervene in currency markets, which could cause its currency, and therefore the value of the Fund’s investments in China, to depreciate. The Chinese economy is heavily reliant upon trade and export growth. Reduction in spending on Chinese products and services; further increases in trade restrictions, such as those resulting from the US-China trade dispute, or even the threat thereof; or a downturn in any of the economies of China’s key trading partners may negatively affect the Chinese economy and its issuers.

On June 3, 2021, an Executive Order (the “Order”) was issued prohibiting certain investment activity by U.S. persons, in relation to certain companies determined by the U.S. Secretary of the Treasury and the U.S. Secretary of Defense to (i) be operating or have been previously operating in the defense and related material sector or the surveillance technology sector (collectively, “Defense Sectors”) of the economy of China; or (ii) own or control, or to be owned or controlled by, directly or indirectly, a person or entity who operates or has operated in any of the Defense Sectors (each, a “Chinese Military Company,” and together, the “Chinese Military Companies”). The Order supersedes similar executive orders previously issued on November 12, 2020 and January 13, 2021 related to investments in “Communist Chinese Military Companies.”

Chinese Military Companies are designated to the Non-SDN Chinese Military-Industrial Complex Companies List (“Non-SDN CMIC List”) administered by the Office of Foreign Assets Control within the U.S. Department of the Treasury. The Non-SDN CMIC List may change from time to time. Beginning 60 days after an entity is newly-designated as a Chinese Military Company, the purchase or sale of public securities, or any publicly traded securities that are derivative of, or are designed to provide investment exposure to such securities, of any of the Chinese Military Companies (the “Covered Securities”) by U.S. persons is prohibited, with the exception of a 365-day allowance to divest Covered Securities.

A Fund’s holding of Covered Securities may adversely impact a Fund’s performance. The extent of any impact will depend on future developments, including a Fund’s ability to sell Covered Securities, the valuation of Covered Securities, further modifications to the Order, the issuance of additional or different interpretive guidance regarding compliance with the Order, and the duration of the Order, all of which are highly uncertain.

China and India country specific risks – Investments in equity and equity-related securities in the Greater China region and India will expose the Fund to that country’s market, currency, and other risks, including volatility and structural risks. Government reforms and the move to capitalism may not positively impact the economies of either country. Stable economic growth may be hampered by a number of factors, including burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, currency fluctuations, and social instability. As a result, investments in the Greater China region and India may be volatile.

Company risk – Investments in U.S. and foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition. The value of the Fund’s investment may decrease in response to the activities and financial prospects of an individual foreign or domestic company/issuer in the Fund’s portfolio. The value of an individual foreign or domestic company can be more volatile than the market as a whole.

Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, including (if applicable) as a result of its investment objective to track the performance of an index, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Industry

Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their stock may react similarly and move in unison with these and other market conditions. As a result, stocks within a certain industry in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Geographic

To the extent that the Fund has a significant level of investment in issuers in particular countries or regions, the Fund’s performance is expected to be closely tied to social, political and economic conditions within those countries or regions and to be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain regions are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events. Such events may have a negative impact on the value of the Fund’s investments in those regions.

Security

The Fund’s portfolio may invest in a limited number of securities. As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn. It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and the conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. A convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock, since it derives a portion of its value from the common stock into which it may be converted. In addition, because companies that issue convertible securities are often small- or mid-capitalization companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in these companies.

The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Convertible securities normally are “junior” securities, which means that an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded or cleared derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be delayed and/or unable to enforce them, which may cause the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because, for example, the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions (including futures, options on futures and certain swaps) are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared derivatives for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Also, under special resolution regimes adopted in the United States, the European Union, the United Kingdom and various other jurisdictions, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated in the event of a counterparty’s (or its affiliate’s) insolvency. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt security can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. When a fixed-income security is not rated, the Fund’s investment manager may have to assess the risk of the security itself. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. In addition, to the extent the Fund invests in municipal bonds, they are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value, or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund. See the “Technology Disruptions” section in this Prospectus.

Depositary receipts risk – Investments in securities of foreign companies in the form of American depositary receipts (“ADRs”), Global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”) are subject to certain risks. They may be traded in the over-the-counter (“OTC”) market or on a regional exchange, or may otherwise have limited liquidity. The prices of depositary receipts may differ from the prices of securities upon which they are based. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. A Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. A Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Depositary receipts may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un-sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent the Fund invests in depositary receipts of an un-sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis, as the issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the U.S.

Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are exchange traded or OTC may also subject a Fund to liquidity risk. This risk is enhanced in connection with OTC depositary receipts.

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. The Fund’s investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.

If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money. To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings.

The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for the regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union and the United Kingdom (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are relatively new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The CFTC and certain futures exchanges have established (and continue to evaluate and revise) limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions). Unless an exemption applies, all positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to a Fund’s investment strategy.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as certain swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation or self-regulatory organization rule will not adversely affect a Fund’s ability to achieve its investment objective.

Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. There may be government policies that restrict investment by foreigners, greater government influence over the private sector, and a higher risk of a government taking private property in emerging and less developed countries. Moreover, economies of emerging market countries may be dependent upon international trade and may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

Underdeveloped securities exchanges and low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. A fund may not be able to sell such securities in a timely manner, and may receive less than the currently available market price when selling such emerging market securities. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures, which could result in ownership registration being completely lost. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, including confiscatory taxes on investment proceeds and other restrictions on the ability of foreign investors to withdraw their money at will, or from problems in security registration or settlement and custody. Investments in, or exposure to, emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth. The Fund will also be subject to the risk of negative foreign currency rate fluctuations. Investments in, or exposure to, emerging market securities tend to be more volatile than investments in developed countries.

Frontier market countries are emerging market countries that are considered to have the smallest, least mature and least liquid securities markets. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

ESG (Environmental, Social & Governance) investment strategy risk – The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.

European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities generally. In addition, investing in Europe poses some unique risks. Europe includes both developed and emerging markets and investments by a Fund will be subject to the risks associated with investments in such markets. Most developed countries in Western Europe are members of the European Union (“EU”) and many are also members of the European Economic and Monetary Union (“EMU”). The EU is an economic and political union of most Western European countries and a growing number of Eastern European countries. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the EMU, which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (“ECB”). Performance is expected to be closely tied to social, political, security, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.

Uncertainty surrounding the sovereign debt of a number of EU countries, as well as the continued existence of the EU itself, have disrupted and may disrupt markets in the U.S. and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. For example, in June 2016, the United Kingdom approved a referendum to leave the EU (commonly known as “Brexit”). The United Kingdom left the EU on January 31, 2020. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom and the EU agreed to a Trade and Cooperation Agreement governing the future relationship between the United Kingdom and the EU. The Trade and Cooperation Agreement does not provide the United Kingdom with the same level of rights or access to all goods and services in the EU as the United Kingdom previously maintained as a member of the EU and during the transition period. In particular the Trade and Cooperation Agreement does not include an agreement on financial services which is yet to be agreed. From January 1, 2021, EU laws ceased to apply in the United Kingdom. Many EU laws were transposed into English law and these transposed laws continue to apply until such time that they are repealed, replaced or amended. The United Kingdom government has enacted legislation that will repeal, replace or otherwise make substantial amendments to the EU laws that currently apply in the United Kingdom. It is impossible to predict the consequences of these amendments on the Fund and its investments. Additionally, although one cannot predict the full effect of Brexit, it could lead to global economic uncertainty and result in volatility in global stock markets and currency exchange rate fluctuations. This uncertainty may impact opportunities, pricing, availability and cost of bank financing, regulation, values or exit opportunities of companies or assets based, doing business, or having services or other significant relationships in, the United Kingdom or the EU.

Brexit may also create continued uncertainty around trade, the possibility of capital outflows from the United Kingdom, devaluation of the pound sterling, the cost of higher corporate bond spreads, and the risk that all the above could negatively impact business and consumer spending as well as foreign direct investment.

With the United Kingdom’s withdrawal from the EU, there is the possibility that one or more other countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU, as well. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine in February 2022, which has resulted in the U.S.

Government imposing sanctions on Russia. The extent and duration of the military action, resulting sanctions and the potential for future sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Exchange-traded funds investing risk – Most exchange-traded funds (“ETFs”) are investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. During periods of market volatility, there may be delays in the pricing of ETFs, and ETF exchange-traded prices may also be subject to volatility, which could cause the Fund to lose money.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework; (ii) interest rate changes that may negatively affect financial service businesses; (iii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iv) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (v) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position. Such factors may adversely affect the value of securities issued by companies in foreign countries or regions.

Investments in, or exposure to, foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular. There may also be limited legal recourse against the foreign issuer in the event of a default on a debt instrument. Such factors may adversely affect the value of securities issued by foreign companies. Investments in, or exposure to, emerging market countries and/or their securities markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in, or exposure to, emerging market countries.

Forward and futures contract risk – The successful use of forward and futures contracts draws upon the investment manager’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (ii) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, anything environment-related, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.

Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such money market funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Investment strategy risk – The Sub-Adviser, or if no Sub-Adviser, the investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made in accordance with these investment strategies may not produce the returns expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).

Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services. A change in the financial condition of a single issuer may affect securities markets as a whole. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations. Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. An “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks. Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress. Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Liquidity risk may also refer to the risk that the Fund will not be able to meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interests in the Fund because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Fund’s manager’s investment techniques could fail to achieve the Fund’s investment objective or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

The outbreak of COVID 19, a respiratory disease caused by a novel coronavirus, caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds. The transmission of COVID-19 and efforts to contain its spread resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff furloughs and reductions) and supply chains, and a reduction in consumer and business spending, as well as general economic concern and uncertainty. These disruptions led to instability in the marketplace and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. Public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Non-diversification risk – The Fund is non-diversified. As such, the Fund may invest in a limited number of issuers. Under a definition provided by the Investment Company Act of 1940, as amended (the “1940 Act”), non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.” There is increased risk in investing in a smaller number of different issuers than there is in investing in a larger number of issuers since changes in the financial condition or market status of a single issuer may cause greater fluctuation in a non-diversified portfolio with respect to total return and share price.

Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Risks of preferred securities include (i) the ability of the issuer to defer or omit distributions for a stated period in its sole discretion, (ii) the potential for the security to lose value based on the credit worthiness of the issuer or its decision to defer distributions, (iii) the potential for the security to lose value in light of the increase in market interest rates (iv) the potential for the issuer to call (repay) the security or extend the term of the security, subject to the security’s terms and issuer’s discretion, which may impact the value of the security in light of prevailing market interest rates at that time, (v) the risk that the preferred securities may have a less liquid market than government securities or other equity securities issued by the issuer, and (vi) being subject to the decisions of voting shareholders of an issuer as preferred securities typically contain limited, or no, voting rights.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase a Fund’s expenses and may limit a Fund’s performance.

Restricted securities risk – Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives certain material nonpublic information about the issuer, the Fund may be unable to sell the securities in accordance with laws and regulations prohibiting insider trading.

Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.

Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment, or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the portfolio managers’ choice of securities within such sector.

Air transportation sector risk – The air transportation sector can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, terrorism, and the price of fuel. Airline deregulation has substantially diminished the government’s role in the air transport sector while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

Business services sector risk – Companies in the business services sector can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies that provide business-related services is, in part, subject to continued demand for business services as companies and other organizations seeking alternative, cost-effective means to meet their economic goals.

Financial services sector risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Gold-mining companies sector risk – An investment in issuers in the gold-mining sector may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold-mining sector.

Health care sector risk – An investment in issuers in the health care sector may be adversely affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Health care companies are heavily dependent on patent protection and the expiration of a patent may adversely affect their profitability. Health care companies are also subject to extensive litigation based on product liability and similar claims. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers, all of which may be time consuming and costly with no guarantee that any product will come to market. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.

Industrial companies risk - The stock prices of companies in the industrials sector are affected by supply and demand both for their specific products or services and for industrials sector products in general. Companies in the industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage and product liability claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of export or import controls, increase competition, depletion of resources, technological developments and labor relations.

Infrastructure companies sector risk – Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to: regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment toward infrastructure and utilities assets. Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due, and general changes in market sentiment toward infrastructure and utilities assets.

Natural resource-related securities risk – An investment in natural resource-related securities may be subject to the risks associated with natural resource investments in addition to the general risk of the stock market. Such investments are more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors. Such factors may include price fluctuations caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters. A Fund that invests primarily in companies with natural resource assets is subject to the risk that it may perform poorly during a downturn in natural resource prices.

Precious metals-related securities risk – Prices of precious metals and of precious metals-related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Utilities sector risk – Utility company securities are particularly sensitive to interest rate movements; when interest rates rise, the stock prices of these companies tend to fall. The continually changing regulatory environment, at both the state and federal level, has led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry, which may make some companies less profitable. Companies in the utilities industry may: (i) be subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during periods of inflation; (ii) face restrictions on operations and increased costs due to environmental and safety regulations, including increased fuel costs; (iii) find that existing plants and equipment or products have been rendered obsolete by technical innovations; (iv) confront challenging environmental conditions, including natural or man-made disasters; (v) tackle difficulties of the capital markets in absorbing utility debt and equity securities; (vi) incur risks associated with the operation of nuclear power plants; and (vii) face the effects of energy conservation and other factors affecting the level of demand for services. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. The deregulation of certain utility companies may eliminate restrictions on profits, but may also subject these companies to greater risks of loss. Adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility’s ability to meet its obligations to its suppliers. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could affect a company’s profitability and the value of its securities. In addition, federal, state and municipal governmental authorities may review existing construction projects, and impose additional regulations governing the licensing, construction and operation of power plants. Any of these factors could result in a material adverse impact on the Fund’s holdings and the performance of the Fund and, to the extent a Fund is concentrated in the utilities sector, any potential material adverse impact may be magnified.

Securities lending risk – The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss or delays in recovery of the loaned security or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan. See the “Lending of Portfolio Securities” section in this Prospectus.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, such securities may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Small-capitalization companies often have limited product lines, narrower markets and more limited managerial and financial resources, or may depend on the expertise of a few people, than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and Sub-Adviser transitions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

STATEMENT OF ADDITIONAL INFORMATION

February 13, 2026

JNL SERIES TRUST

JNL/AB Sustainable Global Thematic Fund

JNL/Invesco Global Growth Fund

(each a series of JNL Series Trust)

AND

JNL/Loomis Sayles Global Growth Fund

(a series of JNL Series Trust)

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
JNL/AB Sustainable Global Thematic Fund	JNL/Loomis Sayles Global Growth Fund
JNL/Invesco Global Growth Fund	JNL/Loomis Sayles Global Growth Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of each of the JNL/AB Sustainable Global Thematic Fund (the “AB Fund”) and JNL/Invesco Global Growth Fund (the “Invesco Fund” and, together with the AB Fund, the “Acquired Funds”) into the JNL/Loomis Sayles Global Growth Fund (the “Acquiring Fund”) under which the Acquiring Fund would acquire all of the assets of the Acquired Funds in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Funds’ liabilities (the “Reorganizations”). This SAI is available to separate accounts, registered investment companies, and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to the Acquired Funds and to other shareholders of the Acquired Funds as of January 31, 2026.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)       The Statement of Additional Information of the Trust dated April 28, 2025, as supplemented, with respect to the Acquired Funds and Acquiring Fund (File Nos. 033-87244 and 811-08894);

(2)        The Annual Financial Statements of the Trust with respect to the Acquired Funds and Acquiring Fund for the fiscal year ended December 31, 2024 included in the Trust’s Form N-CSR filing with the SEC (File Nos. 033-87244 and 811-08894); and

(3)        The Semi-Annual Financial Statements of the Trust with respect to the Acquired Funds and Acquiring Fund for the period ended June 30, 2025 included in JNL Series Trust’s Form N-CSR filing with the SEC (File Nos. 033-87244 and 811-08894).

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated February 13, 2026, relating to the Reorganization (the “Combined Proxy Statement/Prospectus”) may be obtained at no charge by calling 1-800-644-4565 (Jackson National Customer Care), 1-800-599-5651 (Jackson National NY Customer Care), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com. This SAI should be read in conjunction with the Combined Proxy Statement/Prospectus.

SUPPLEMENTAL FINANCIAL INFORMATION

The Reorganizations are expected to be effective as of the close of business on April 24, 2026, or on such later date as may be deemed necessary in the judgment of the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) in accordance with the Plans of Reorganization (the “Closing Date”).

Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor.

For the proposed Reorganization of the AB Fund and Loomis Fund (“Proposal 1”), a table showing the fees of the AB Fund and the Loomis Fund (together, the “Proposal 1 Combined Fund”), and the fees and expenses of the Proposal 1 Combined Fund on a pro forma basis after giving effect to the Proposal 1 Reorganization, is included in the Proposal 1 section entitled “Comparative Fee and Expense Tables” of the Combined Proxy Statement/Prospectus.

For the proposed Reorganization of the Invesco Fund and Loomis Fund (“Proposal 2”), a table showing the fees of the Invesco Fund and the Loomis Fund (together, the “Proposal 2 Combined Fund”), and the fees and expenses of the Proposal 2 Combined Fund on a pro forma basis after giving effect to the Proposal 2 Reorganization, is included in the Proposal 2 section entitled “Comparative Fee and Expense Tables” of the Combined Proxy Statement/Prospectus.

The Proposal 1 Combined Fund and Proposal 2 Combined Fund, together, are referred to herein as the “Combined Fund.”

The information that follows assumes that the Reorganizations described in Proposal 1 and Proposal 2 are approved.

Comparative Fee And Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganizations. The fee and expense information is presented as of December 31, 2024. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: AB Fund		Acquired Fund: Invesco Fund		Acquiring Fund: Loomis Fund		Pro Forma Loomis Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved)
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.65%	0.65%	0.50%	0.50%	0.55%	0.55%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.25%	0.25%	0.17%	0.17%	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.21%	0.91%	0.97%	0.67%	1.00%	0.70%	0.97%	0.67%
[1]	“Other Expenses” include an Administrative Fee of 0.15% for each Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganizations are approved. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

●	You invest $10,000 in a Fund for the time periods indicated;
●	Your investment has a 5% annual return;
●	The Fund’s operating expenses remain the same as they were as of December 31, 2024; and

●	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AB Fund (Acquired Fund)
Class A	$123	$384	$665	$1,466
Class I	$93	$290	$504	$1,120
Invesco Fund (Acquired Fund)
Class A	$99	$309	$536	$1,190
Class I	$68	$214	$373	$835
Loomis Fund (Acquiring Fund)
Class A	$102	$318	$552	$1,225
Class I	$72	$224	$390	$871
Pro Forma Loomis Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved)
Class A	$99	$309	$536	$1,190
Class I	$68	$214	$373	$835

Capitalization

The following table shows the capitalization of each Fund as of December 1, 2025, and of the Acquiring Fund on a pro forma combined basis as of December 1, 2025 after giving effect to the proposed Reorganizations. The actual net assets of each Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of Acquired Funds on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Acquiring Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
AB Fund (Acquired Fund) – Class A	$25,921,736	12.12	2,138,136
Invesco Fund (Acquired Fund) – Class A	$1,334,318,436	33.57	39,745,053
Loomis Fund (Acquiring Fund) – Class A	$526,923,301	21.77	24,202,133
Adjustments	$(3,090,611) (a)	0	20,458,288 (b)
Pro forma Loomis Fund – Class A ((assuming both Proposal 1 and Proposal 2 are approved))	$1,884,072,862	21.77	86,543,610
AB Fund (Acquired Fund) – Class I	$926,215	12.26	75,570
Invesco Fund (Acquired Fund) – Class I	$20,294,820	34.83	582,623
Loomis Fund (Acquiring Fund) – Class I	$423,659,684	22.16	19,117,153
Adjustments	$(66,436) (a)	0	297,322 (b)
Pro forma Loomis Fund – Class I (assuming both Proposal 1 and Proposal 2 are approved)	$444,814,283	22.16	20,072,668
(a)

The costs and expenses associated with each Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the costs and expenses relating to obtaining a consent of an independent registered public accounting firm, will be borne by JNAM whether or not the Reorganizations are consummated. The costs and expenses associated with each Reorganization relating to the legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of each transaction, as well as the costs associated with the preparation of the tax opinion, will be borne by the Acquiring Fund whether or not the Reorganizations are consummated. For both Reorganizations, such legal fees are estimated to be $44,000 (0.004% of net assets). No sales or other charges will be imposed on Contract Owners in connection with the Reorganizations.

For Proposal 1, it is currently anticipated that approximately 13% of the AB Fund’s holdings will be transferred to the Acquiring Fund in connection with the Proposal 1 Reorganization, and, that prior to the Proposal 1 Reorganization, JNAM will likely use a transition manager to align or sell approximately 87% of the AB Fund’s holdings and invest the proceeds in accordance with the Acquiring Fund’s principal investment strategies. The AB Fund will bear transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”), associated with the Proposal 1 Reorganization. Such Transaction Costs are estimated to be $9,536 (0.04% of net assets).

For Proposal 2, it is currently anticipated that approximately 30% of the Invesco Fund’s holdings will be transferred to the Acquiring Fund in connection with the Proposal 2 Reorganization, and, that prior to the Proposal 2 Reorganization, JNAM will likely use a transition manager to align or sell approximately 70% of the Invesco Fund’s holdings and invest the proceeds in accordance with the Acquiring Fund’s principal investment strategies. The Invesco Fund will bear the Transaction Costs associated with the Proposal 2 Reorganization. Such Transaction Costs are estimated to be $3,103,511 (0.23% of net assets).

(b)	The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the Acquiring Fund to reflect the exchange of shares of each Acquired Fund.

The Reorganizations provide for the acquisition of all the assets and all the liabilities of each Acquired Fund by the Acquiring Fund. If the Reorganizations had taken place on December 1, 2025, shareholders of the AB Fund would have received 1,190,286 and 41,782 Class A and Class I shares, respectively, of the Acquiring Fund and shareholders of the Invesco Fund would have received 61,151,191 and 91,733 Class A and Class I shares, respectively, of the Acquiring Fund.

The Reorganizations will not result in a material change in the Acquired Funds’ investment portfolios due to the investment restrictions of the Acquiring Fund.

For the Proposal 1 Reorganization, it is currently anticipated that approximately 13% of the AB Fund’s holdings will be transferred to the Acquiring Fund in connection with the Proposal 1 Reorganization, and, that prior to the Proposal 1 Reorganization, JNAM will likely use a transition manager to align or sell approximately 87% of the AB Fund’s holdings and invest the proceeds in accordance with the Acquiring Fund’s principal investment strategies. There is no tax impact to Contract Owners as a result of portfolio repositioning. Additionally, the repositioning is not expected to have a material impact on the performance of the AB Fund prior to the Proposal 1 Reorganization. Following the Proposal 1 Reorganization, the AB Fund will cease to exist and the AB Fund’s performance will not be reflected in the performance of the Acquiring Fund. It is not expected that the Acquiring Fund will revise any of its investment policies following the Proposal 1 Reorganization to reflect those of the AB Fund. It is not expected that the Acquiring Fund will revise any of its investment policies following the Proposal 1 Reorganization to reflect those of the AB Fund. As a result, a schedule of investments of the AB Fund modified to show the effects of the Proposal 1 Reorganization is not required and is not included.

For the Proposal 2 Reorganization, it is currently anticipated that approximately 30% of the Invesco Fund’s holdings will be transferred to the Acquiring Fund in connection with the Proposal 2 Reorganization, and, that prior to the Proposal 2 Reorganization, JNAM will likely use a transition manager to align or sell approximately 70% of the Invesco Fund’s holdings and invest the proceeds in accordance with the Acquiring Fund’s principal investment strategies. There is no tax impact to Contract Owners as a result of portfolio repositioning. Additionally, the repositioning is not expected to have a material impact on the performance of the Invesco Fund prior to the Proposal 2 Reorganization. Following the Proposal 2 Reorganization, the Invesco Fund will cease to exist and the Invesco Fund’s performance will not be reflected in the performance of the Acquiring Fund. It is not expected that the Acquiring Fund will revise any of its investment policies following the Proposal 2 Reorganization to reflect those of the Invesco Fund. As a result, a schedule of investments of the Invesco Fund modified to show the effects of the Proposal 2 Reorganization is not required and is not included.

Notwithstanding the foregoing, changes may be made to the Acquired Funds’ portfolios in advance of the Reorganizations and/or the Acquiring Fund’s portfolio following the Reorganizations.

There are no material differences in accounting policies of either of the Acquired Funds as compared to those of the Acquiring Fund.

The Reorganizations are not expected to be a taxable event for U.S. federal income tax purposes for Contract Owners.

Each Acquired Fund intends to be treated as a partnership for U.S. federal income tax purposes and does not expect to make regular distributions (other than in redemption of Acquired Fund Shares) to shareholders through the Closing Date of the Reorganization. The Acquiring Fund intends to continue to qualify and be eligible for treatment as a RIC under Subchapter M of the Code. As a regulated investment company, the Acquiring Fund intends to distribute all its net investment income and net capital gains to shareholders no less frequently than annually and, therefore, does not expect to be required to pay any federal income or excise taxes.

If the Reorganization is consummated, the Combined Fund intends to continue to qualify for treatment as a RIC, if such qualification is in the best interests of the shareholders.

Each Acquired Fund is organized as a partnership and, as such, had no net capital loss carryforwards as of December 31, 2024. As of December 31, 2024, the Acquiring Fund had net capital loss carryforwards of $2,813,480.

For each Fund, distributions other than in redemption of Fund shares, if any, are automatically reinvested at net asset value in shares of the distributing class of that Fund.

SCAN TO
VIEW MATERIALS & VOTE

To vote by Internet

To vote by Telephone

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate box on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

V82171-Z91821

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

The Board recommends you vote FOR the following proposal:

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

V82172-Z91821

The undersigned shareholder of JNL/AB Sustainable Global Thematic Fund (the "Fund") hereby appoints Susan S. Rhee and Kelly L. Crosser, and each of them, the proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of the Fund standing in the name of the undersigned at the close of business on January 31, 2026 at a Special Meeting of Shareholders to be held on March 25, 2026 at 9:30 A.M., Eastern Time, at the Fund's principal office, which is located at 1 Corporate Way, Lansing, MI 48951 (the "Meeting"), and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Proxy Statement for the meeting.

IF THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE MANNER DIRECTED ON THE REVERSE SIDE HEREOF AND WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF. IF THIS PROXY IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE PROXY STATEMENT, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST "FOR" SUCH PROPOSAL.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

JACKSON

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

SCAN TO
VIEW MATERIALS & VOTE

To vote by Internet

To vote by Telephone

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate box on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

V82173-Z91821

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

V82174-Z91821

The undersigned shareholder of JNL/Invesco Global Growth Fund (the "Fund") hereby appoints Susan S. Rhee and Kelly L. Crosser, and each of them, the proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of the Fund standing in the name of the undersigned at the close of business on January 31, 2026 at a Special Meeting of Shareholders to be held on March 25, 2026 at 9:30 A.M., Eastern Time, at the Fund's principal office, which is located at 1 Corporate Way, Lansing, MI 48951 (the "Meeting"), and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Proxy Statement for the meeting.

IF THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE MANNER DIRECTED ON THE REVERSE SIDE HEREOF AND WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF. IF THIS PROXY IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE PROXY STATEMENT, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST "FOR" SUCH PROPOSAL.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PROXY TABULATOR
P.O. BOX 9112

FARMINGDALE, NY 11735

SCAN TO VIEW MATERIALS & VOTE

THREE EASY WAYS TO VOTE YOUR PROXY

To vote by Internet

1)	Read the Proxy Statement and have the Voting Instruction Card below at hand.
2)	Go to website www.proxyvote.com or scan the QR Barcode above
3)	Follow the instructions provided on the website.

To vote by Telephone

1)	Read the Proxy Statement and have the Voting Instruction Card below at hand.
2)	Call 1-800-690-6903
3)	Follow the instructions.

To vote by Mail

1)	Read the Proxy Statement.
2)	Check the appropriate box on the Voting Instruction Card below.
3)	Sign and date the Voting Instruction Card.
4)	Return the Voting Instruction Card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V82316-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board recommends you vote FOR the following proposal:		For	Against	Abstain

1.	To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/AB Sustainable Global Thematic Fund into the JNL/Loomis Sayles Global Growth Fund, both a series of the Trust.	☐	☐	☐

3.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please be sure to sign and date the below.

Signature(s) should be exactly as name or names appear(s) on this Voting Instruction Card. If shares are held jointly, each shareholder is requested to sign, but only one Signature is required. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this Voting Instruction Card, receipt of the accompanying Notice of Special Meeting of Shareholders and Proxy Statement is acknowledged.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Notice of Meeting and Proxy Statement is available at www.proxyvote.com

V82317-TBD

JNL/AB Sustainable Global Thematic Fund

A series of JNL Series Trust (the "Trust")

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned contract owner hereby instructs the Insurance Companies mentioned on the reverse side of this Voting Instruction Card to vote all shares of the JNL/AB Sustainable Global Thematic Fund (the "Fund"), a series of the Trust, attributable to his or her variable annuity contract, at the Special Meeting of Shareholders to be held on March 25, 2026 at 9:30 A.M., Eastern Time, at the Fund’s principal office, which is located at 1 Corporate Way, Lansing, MI 48951 (the “Meeting”), and at any adjournments thereof, all shares of the Fund attributable to his or her contract or interest therein as directed on the reverse side of this Card. IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED "FOR" THE PROPOSAL.

If you fail to return this Voting Instruction Card, depending on the separate account, the Insurance Companies will either not vote all shares attributable to the account value, or will vote all shares attributable to the account value in proportion to all voting instructions for the Fund actually received from contract holders in the separate account.

PLEASE DATE AND SIGN NAME OR NAMES AS PRINTED ON THE REVERSE SIDE TO AUTHORIZE THE VOTING OF THE SHARES AS INDICATED. IF SIGNING AS A REPRESENTATIVE, PLEASE INCLUDE CAPACITY.

These voting instructions are being solicited by Jackson National Life Insurance Company, on behalf of its Jackson National Separate Account - I, Jackson National Separate Account III, Jackson National Separate Account V and by Jackson National Life Insurance Company of New York, on behalf of its JNLNY Separate Account I and JNLNY Separate Account II.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PROXY TABULATOR
P.O. BOX 9112

FARMINGDALE, NY 11735

SCAN TO VIEW MATERIALS & VOTE

THREE EASY WAYS TO VOTE YOUR PROXY

To vote by Internet

1)	Read the Proxy Statement and have the Voting Instruction Card below at hand.
2)	Go to website www.proxyvote.com or scan the QR Barcode above
3)	Follow the instructions provided on the website.

To vote by Telephone

1)	Read the Proxy Statement and have the Voting Instruction Card below at hand.
2)	Call 1-800-690-6903
3)	Follow the instructions.

To vote by Mail

1)	Read the Proxy Statement.
2)	Check the appropriate box on the Voting Instruction Card below.
3)	Sign and date the Voting Instruction Card.
4)	Return the Voting Instruction Card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V82318-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board recommends you vote FOR the following proposal:		For	Against	Abstain

2.	To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Invesco Global Growth Fund into the JNL/Loomis Sayles Global Growth Fund, both a series of the Trust.	☐	☐	☐

3.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please be sure to sign and date the below.

Signature(s) should be exactly as name or names appear(s) on this Voting Instruction Card. If shares are held jointly, each shareholder is requested to sign, but only one Signature is required. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this Voting Instruction Card, receipt of the accompanying Notice of Special Meeting of Shareholders and Proxy Statement is acknowledged.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Notice of Meeting and Proxy Statement is available at www.proxyvote.com

V82319-TBD

JNL/Invesco Global Growth Fund

A series of JNL Series Trust (the "Trust")

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned contract owner hereby instructs the Insurance Companies mentioned on the reverse side of this Voting Instruction Card to vote all shares of the JNL/Invesco Global Growth Fund (the "Fund"), a series of the Trust, attributable to his or her variable annuity contract, at the Special Meeting of Shareholders to be held on March 25, 2026 at 9:30 A.M., Eastern Time, at the Fund’s principal office, which is located at 1 Corporate Way, Lansing, MI 48951 (the “Meeting”), and at any adjournments thereof, all shares of the Fund attributable to his or her contract or interest therein as directed on the reverse side of this Card. IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED "FOR" THE PROPOSAL.

If you fail to return this Voting Instruction Card, depending on the separate account, the Insurance Companies will either not vote all shares attributable to the account value, or will vote all shares attributable to the account value in proportion to all voting instructions for the Fund actually received from contract holders in the separate account.

PLEASE DATE AND SIGN NAME OR NAMES AS PRINTED ON THE REVERSE SIDE TO AUTHORIZE THE VOTING OF THE SHARES AS INDICATED. IF SIGNING AS A REPRESENTATIVE, PLEASE INCLUDE CAPACITY.

These voting instructions are being solicited by Jackson National Life Insurance Company, on behalf of its Jackson National Separate Account - I, Jackson National Separate Account III, Jackson National Separate Account IV, Jackson National Separate Account V and by Jackson National Life Insurance Company of New York, on behalf of its JNLNY Separate Account I, JNLNY Separate Account II and JNLNY Separate Account IV.

PLEASE SIGN AND DATE ON THE REVERSE SIDE